UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — December 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

February 12, 2021

Dear Shareholder:

The world welcomed 2021 with high hopes for improvement in the global economy and public health. Although COVID-19 infections have reached new levels, distribution of vaccines is underway, boosting optimism about a return to normal in the not-too-distant future. In the United States, new proposals to rebuild the economy are anticipated from the Biden administration. The stock and bond markets started the year in good shape, indicating that investors are willing to look beyond current challenges and see the potential for renewed economic growth.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

Performance summary (as of 12/31/20)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2020

Class IA: $5.69	Class IB: $5.71

Total return at net asset value

				Bloomberg
			ICE BofA U.S.	Barclays U.S.
(as of	Class IA	Class IB	Treasury	Aggregate
12/31/20)	shares*	shares†	Bill Index	Bond Index
1 year	–0.76%	–0.90%	0.74%	7.51%
5 years	24.85	23.25	6.29	24.24
Annualized	4.54	4.27	1.23	4.44
10 years	43.90	40.45	6.82	45.76
Annualized	3.71	3.46	0.66	3.84
Life	296.74	278.02	96.86	304.43
Annualized	5.18	4.99	2.51	5.25

Recent performance may have benefited from one or more legal settlements.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

Source: Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license.  Bloomberg  or  Bloomberg’s licensors, including Barclays, own all proprietary rights in the  Bloomberg  Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy of completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Putnam VT Diversified Income Fund 1

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

2 Putnam VT Diversified Income Fund

Report from your fund’s managers

How was the investment environment during the 12-month reporting period ended December 31, 2020?

The financial markets encountered multiple shocks in March, led by the rapid spread of the COVID-19 virus and a collapse in crude oil prices. To help allay fears about the pandemic and head off weaker growth, central banks and governments around the globe injected vast amounts of monetary and fiscal stimulus into the financial system. For its part, the Federal Reserve lowered short-term interest rates effectively to zero and increased asset purchases to provide liquidity across financial markets.

The second quarter saw a massive reversal in market sentiment and major rallies in risk assets. The rebound was supported by fiscal and monetary stimulus and hopes of a sharp economic recovery as businesses began to reopen. The third quarter brought a return of negative sentiment due to uncertainties around the U.S. presidential election, delays in further stimulus, and spikes in COVID-19 cases as investors awaited news of vaccine developments. Sentiment rebounded in November with U.S. election results and the announcement by Pfizer/BioNTech and Moderna regarding the high efficacy of their vaccines. The vaccine news encouraged many investors to look beyond the 2020–2021 winter to the possibility of a full reopening of the U.S. economy by mid to late 2021.

How did Putnam VT Diversified Income Fund perform in this environment?

For the 12-month reporting period, the fund’s class IA shares posted a return of –0.76%, underperforming the 0.74% return for the fund’s benchmark, the ICE BofA U.S. Treasury Bill Index.

What were some holdings or strategies that helped performance?

The fund’s meaningful allocation to convertible securities was particularly beneficial, as the asset class gained more than 46% for the year. Corporate securities rallied as investor demand for risk assets climbed and spreads tightened during the last three quarters of 2020. Securities exposed to prepayment risk also aided performance. Although the falling interest-rate environment led to faster prepayment speeds and refinancing activity around the middle of the year, by the end of the period speeds had leveled off, and our positioning to the mortgage basis was a large boost to results. Mortgage basis is a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year U.S. Treasuries. Finally, the fund’s interest-rate and yield-curve positioning was the other positive contributor, albeit a bit more modest one. A relatively low and falling interest-rate environment during the middle of the year was a positive for our structural duration strategy. However, this was tempered somewhat toward the end of the period as rates began to rise across a steepening yield curve. [Duration is a measure of the portfolio’s interest-rate sensitivity.]

What were some holdings or strategies that detracted from performance?

The fund’s mortgage credit holdings were a meaningful detractor during the year despite recovering in the fourth quarter of 2020. Most of this underperformance came in March, when the market experienced extreme stress. The fund’s exposure across the commercial mortgage credit market, including CMBX, a group of tradeable indexes that each reference a basket of 25 commercial mortgage-backed securities [CMBS] issued in a particular year, and CMBS cash bonds, was particularly challenged. Social-distancing measures created headwinds for commercial properties, particularly for malls and hotels. While there continued to be a degree of uncertainty toward these property types, the availability of COVID-19 vaccines sparked optimism that social-distancing measures could be eased meaningfully by the middle of 2021.

How did you use derivatives during the period?

We used futures for hedging Treasury term-structure risk and yield-curve positioning. We utilized forward currency contracts for hedging currency exposures and for gaining exposure to currencies. We used interest-rate swaps for hedging term-structure risk, yield-curve positioning, and gaining exposure to rates in various countries. We also used options [swaptions] to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Finally, we used total return swaps to hedge sector exposure and inflation and to gain exposure to specific sectors and inflation.

What is your near-term outlook?

The fixed-income markets closed 2020 on an optimistic note, supported by the potential for additional fiscal stimulus under a Biden administration. Looking into 2021, we believe that investors are likely to focus on vaccine rollouts, corporate earnings, and any changes in the Fed’s outlook to see if that optimism remains justified. With regard to interest rates, we think measures by the Fed and other central banks to shore up marketplace liquidity amid the COVID-19 crisis may keep U.S. interest rates somewhat range bound for an extended period of time.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds

Putnam VT Diversified Income Fund 3

have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

4 Putnam VT Diversified Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/20 to 12/31/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/19	0.80%	1.05%
Annualized expense ratio for the six-month
period ended 12/31/20*	0.81%	1.06%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/20		ended 12/31/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.21	$5.50	$4.12	$5.38
Ending value
(after
expenses)	$1,065.50	$1,065.30	$1,021.06	$1,019.81

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Putnam VT Diversified Income Fund 5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2021

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

6 Putnam VT Diversified Income Fund

The fund’s portfolio 12/31/20

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (76.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$29,287	$33,746
5.00%, with due dates from 5/20/49 to 3/20/50	204,860	231,474
4.00%, TBA, 1/1/51	3,000,000	3,198,047
3.50%, with due dates from 9/20/49 to 11/20/49	230,708	253,471
		3,716,738
U.S. Government Agency Mortgage Obligations (74.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.00%, 1/1/25 [i]	96,011	102,249
3.50%, 2/1/35 [i]	100,672	108,468
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	74,878	83,895
4.50%, 5/1/49	34,094	37,670
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/51	3,000,000	3,352,969
4.50%, TBA, 1/1/51	2,000,000	2,167,500
4.00%, TBA, 1/1/51	18,000,000	19,222,031
3.50%, TBA, 1/1/51	30,000,000	31,720,314
2.50%, TBA, 2/1/51	10,000,000	10,523,828
2.50%, TBA, 1/1/51	19,000,000	20,030,157
2.00%, TBA, 1/1/51	33,000,000	34,289,063
1.50%, TBA, 1/1/51	14,000,000	14,146,563
		135,784,707
Total U.S. government and agency mortgage
obligations (cost $139,070,364)		$139,501,445

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Inflation Index Notes 0.125%,
4/15/21 [i]	$160,399	$161,149
Total U.S. treasury obligations (cost $161,149)		$161,149

MORTGAGE-BACKED SECURITIES (37.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (19.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1
Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$19,809	$36,596
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1
Month US LIBOR) + 23.80%), 23.215%, 11/15/35	55,347	98,517
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month
US LIBOR) + 22.28%), 21.752%, 12/15/36	37,938	61,839
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 19.384%, 3/15/35	118,568	165,995
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.102%, 9/25/50	4,073,490	813,435
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.041%, 12/15/47	1,395,032	167,404
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.952%, 8/25/50	5,283,509	1,003,867
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.941%, 8/15/56	2,784,514	647,845
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.941%, 4/15/47	795,209	146,185
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.902%, 1/25/50	4,253,270	654,725
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	5,213,861	802,496
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	750,994	112,649

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	$685,429	$85,358
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	322,689	35,455
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	672,218	62,387
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	419,919	38,357
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	619,951	66,140
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,585,415	177,868
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,166,600	186,949
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	485,910	49,924
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	627,307	44,238
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,512,655	107,474
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,198,450	66,859
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	505,279	37,676
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	500,377	31,535
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	421,042	13,035
Structured Pass-Through Certificates FRB Ser. 57,
Class 1AX, IO, 0.38%, 7/25/43 W	758,747	7,587
REMICs Ser. 3300, PO, zero %, 2/15/37	10,218	9,554
REMICs Ser. 3326, Class WF, zero %, 10/15/35	756	686
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 39.012%, 7/25/36	22,792	43,761
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1
Month US LIBOR) + 24.57%), 24.024%, 3/25/36	78,018	137,998
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1
Month US LIBOR) + 24.20%), 23.657%, 6/25/37	48,633	85,593
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1
Month US LIBOR) + 23.28%), 22.741%, 2/25/38	43,939	60,653
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1
Month US LIBOR) + 23.10%), 22.582%, 11/25/35	47,149	68,838
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 17.009%, 11/25/34	35,900	43,080
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.60%), 6.452%, 9/25/43	1,361,819	307,113
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1
Month US LIBOR) + 6.40%), 6.252%, 4/25/40	483,803	94,554
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.102%, 3/25/48	2,601,854	463,650
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.20%), 6.052%, 6/25/48	4,504,137	662,248
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1
Month US LIBOR) + 6.20%), 6.052%, 6/25/45	2,533,609	444,387
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 6.002%, 5/25/47	5,417,863	921,687
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,035,824	219,574
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.952%, 12/25/48	1,675,320	173,815
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.952%, 12/25/46	1,786,755	361,319
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.902%, 3/25/50	2,590,079	515,892
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.902%, 10/25/49	6,234,310	986,081
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.902%, 8/25/49	2,827,314	427,590
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1
Month US LIBOR) + 6.00%), 5.852%, 7/25/39	821,230	35,445
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 5.95%), 5.802%, 2/25/43	1,118,915	222,301
Interest Strip Ser. 374, Class 6, IO, 5.50%,
8/25/36	84,136	13,932
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,719,185	326,370
Interest Strip Ser. 378, Class 19, IO, 5.00%,
6/25/35	256,328	42,216

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	$5,209,529	$832,115
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	232,877	44,682
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	840,583	33,623
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	7,715,369	1,101,215
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	601,334	59,011
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	580,226	44,977
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,914,975	186,088
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	651,897	75,249
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	496,962	53,751
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	860,265	34,023
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	604,916	27,905
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	927,228	54,718
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	457,268	10,892
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	585,468	12,412
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	2,838	2,582
Government National Mortgage Association
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.30%), 6.148%, 9/20/50	3,880,608	855,375
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.18%), 6.028%, 4/20/44	2,471,768	531,807
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.998%, 7/20/50	5,651,114	834,485
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.998%, 9/20/43	446,340	91,710
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.948%, 8/20/49	4,533,631	751,404
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.948%, 7/20/49	4,692,323	706,617
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.947%, 7/16/43	284,173	49,608
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.898%, 2/20/50	574,728	69,424
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.898%, 1/20/50	2,214,455	380,069
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.898%, 12/20/49	2,526,477	371,837
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.898%, 8/20/49	172,124	24,302
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.898%, 6/20/49	226,086	27,884
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.60%), 5.448%, 8/20/44	1,171,590	209,268
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	556,279	99,413
Ser. 16-42, IO, 5.00%, 2/20/46	927,639	161,935
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	703,653	87,696
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,637,016	293,452
Ser. 14-76, IO, 5.00%, 5/20/44	496,817	82,780
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	519,210	92,160
Ser. 12-146, IO, 5.00%, 12/20/42	811,494	151,806
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	269,733	48,567
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	402,316	72,370
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,806,354	340,389
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,034,034	188,070
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,576,076	291,803
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	333,925	60,149
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,049,581	417,008
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	656,177	90,184
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	820,138	110,177
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	502,125	42,766
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	800,600	131,998
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,181,055	177,404

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	$383,843	$24,437
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	152,972	12,310
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	658,402	110,985
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	782,408	68,959
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	812,831	130,649
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	833,100	125,896
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	404,887	62,272
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	461,118	84,514
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,251,101	321,570
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	678,800	82,887
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,445,960	210,016
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	795,272	85,086
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	860,031	51,602
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	512,256	67,485
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	852,683	117,473
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,748,069	157,544
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,061,224	137,959
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,151,953	81,028
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	993,751	65,675
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	304,505	6,627
Ser. 13-76, IO, 3.50%, 5/20/43	1,243,428	137,598
Ser. 13-28, IO, 3.50%, 2/20/43	393,791	28,971
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	573,804	56,261
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	970,601	90,499
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	374,109	35,088
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	918,674	140,676
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,098,861	169,293
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,376,375	204,824
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	910,421	38,693
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,598,637	103,911
Ser. 16-H03, Class AI, IO, 3.189%, 1/20/66 W	2,355,024	174,635
Ser. 15-H10, Class BI, IO, 3.038%, 4/20/65	1,945,635	166,068
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	2,637,091	242,181
Ser. 16-H09, Class BI, IO, 2.978%, 4/20/66 W	3,969,725	348,447
Ser. 16-H02, Class HI, IO, 2.92%, 1/20/66 W	3,247,494	213,360
Ser. 17-H16, Class JI, IO, 2.777%, 8/20/67 W	3,403,348	373,664
Ser. 16-H10, Class AI, IO, 2.776%, 4/20/66 W	4,569,887	274,143
Ser. 16-H14, Class AI, IO, 2.689%, 6/20/66 W	2,167,655	192,334
Ser. 17-H11, Class TI, IO, 2.666%, 4/20/67 W	2,010,834	191,162
Ser. 17-H12, Class QI, IO, 2.627%, 5/20/67 W	2,646,614	246,138
Ser. 16-H17, Class KI, IO, 2.533%, 7/20/66 W	1,492,789	131,216
Ser. 16-H16, Class EI, IO, 2.495%, 6/20/66 W	2,271,666	206,040
Ser. 16-H23, Class NI, IO, 2.371%, 10/20/66 W	8,718,787	798,641
Ser. 16-H22, Class AI, IO, 2.324%, 10/20/66 W	2,959,453	278,085
Ser. 18-H05, Class AI, IO, 2.269%, 2/20/68 W	2,548,855	289,136
Ser. 17-H08, Class NI, IO, 2.244%, 3/20/67 W	3,326,553	299,390
Ser. 16-H06, Class CI, IO, 2.219%, 2/20/66 W	4,736,447	270,285
Ser. 16-H24, Class JI, IO, 2.198%, 11/20/66 W	2,685,362	268,271
Ser. 16-H06, Class DI, IO, 2.187%, 7/20/65	4,403,912	290,050
Ser. 17-H06, Class BI, IO, 2.186%, 2/20/67 W	2,571,635	245,722
Ser. 17-H02, Class BI, IO, 2.186%, 1/20/67 W	2,344,590	231,505
Ser. 17-H09, IO, 2.185%, 4/20/67 W	3,207,956	256,447
Ser. 15-H24, Class AI, IO, 2.183%, 9/20/65 W	2,614,028	206,017
Ser. 18-H03, Class XI, IO, 2.18%, 2/20/68 W	2,766,508	294,356
Ser. 17-H10, Class MI, IO, 2.153%, 4/20/67 W	4,456,313	342,691
Ser. 17-H16, Class IB, IO, 2.128%, 8/20/67 W	2,972,586	233,883
Ser. 17-H16, Class IG, IO, 2.041%, 7/20/67 W	3,119,513	228,394
Ser. 16-H03, Class DI, IO, 2.028%, 12/20/65 W	2,765,771	197,696
Ser. 18-H05, Class BI, IO, 1.964%, 2/20/68 W	3,130,989	351,258
Ser. 17-H11, Class DI, IO, 1.925%, 5/20/67 W	2,366,321	221,348

8 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H25, Class EI, IO, 1.86%, 10/20/65 W	$2,360,673	$183,896
FRB Ser. 15-H08, Class CI, IO, 1.796%, 3/20/65 W	1,462,315	102,198
Ser. 15-H23, Class BI, IO, 1.754%, 9/20/65 W	3,211,821	231,893
Ser. 16-H24, Class CI, IO, 1.70%, 10/20/66 W	2,110,019	136,373
Ser. 16-H14, IO, 1.688%, 6/20/66 W	1,697,987	109,308
Ser. 13-H08, Class CI, IO, 1.632%, 2/20/63 W	3,207,931	135,054
Ser. 15-H25, Class AI, IO, 1.618%, 9/20/65 W	4,474,775	309,654
Ser. 14-H21, Class BI, IO, 1.54%, 10/20/64 W	2,762,950	165,501
Ser. 15-H26, Class CI, IO, 0.52%, 8/20/65 W	4,354,723	57,482
Ser. 06-36, Class OD, PO, zero %, 7/16/36	905	815
		35,313,417
Commercial mortgage-backed securities (6.9%)
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	278,000	219,991
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45 W	879,000	690,015
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	265,587	265,587
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-T28, Class D, 5.534%, 9/11/42 W	275,000	148,007
FRB Ser. 06-PW11, Class B, 5.518%,
3/11/39 (In default) † W	80,698	57,699
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47 W	326,000	311,335
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	746,457
COMM Mortgage Trust FRB Ser. 14-CR16, Class C,
4.928%, 4/10/47 W	227,000	239,606
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47 W	216,000	215,365
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	184,583
FRB Ser. 12-CR3, Class E, 4.75%, 10/15/45 W	251,000	144,971
FRB Ser. 13-CR9, Class D, 4.243%, 7/10/45 W	452,000	228,718
Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.902%, 12/15/39 W	1,053,577	11
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C4, Class C, 5.719%, 9/15/39 W	9,206	9,196
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	54,191	54,706
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.764%, 4/15/50 W	307,000	203,237
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46 W	224,000	195,016
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	195,000	198,096
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	675,000	256,500
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.794%, 2/15/47 W	987,000	526,766
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	350,000	219,038
FRB Ser. 14-C18, Class E, 4.294%, 2/15/47 W	381,000	151,532
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	315,076
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	291,000	281,172
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46 W	408,000	311,866
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51 W	403,000	120,900
FRB Ser. 11-C3, Class F, 5.696%, 2/15/46 W	401,000	92,320
FRB Ser. 11-C4, Class C, 5.426%, 7/15/46 W	188,000	186,460
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	444,341

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 6.571%, 12/15/49 W	$11,396	$—
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46 W	750,000	67,500
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50 W	237,000	232,087
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46 W	478,000	209,191
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	218,879
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	254,273	57,211
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	10,008	9,887
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	238,712	235,111
Multifamily Connecticut Avenue Securities Trust
144A FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	577,000	560,824
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	102,658
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	422,000	421,240
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46 W	649,000	259,600
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	307,157
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	372,680
FRB Ser. 12-C7, Class E, 4.81%, 6/15/45 W	875,000	428,750
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	1,100,751
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46 W	1,231,000	510,145
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45 W	1,152,000	447,226
		12,559,469
Residential mortgage-backed securities (non-agency) (11.1%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
2.621%, 11/27/36 W	372,926	298,341
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 2.951%, 10/25/35 W	249,246	222,153
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 4.898%, 10/25/27
(Bermuda)	220,000	214,481
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (1
Month US LIBOR + 0.18%), 0.328%, 11/25/47	181,794	143,786
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 0.498%, 3/25/37	715,911	654,739
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.402%, 6/25/46 W	724,600	690,616
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 2.109%, 9/25/35	203,632	176,518
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 1.549%, 6/25/46	278,849	246,268
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.33%), 0.804%, 11/20/35	246,579	224,749
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.19%), 0.528%, 8/25/46	191,093	193,004
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.19%), 0.528%, 8/25/46	263,172	218,433
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 0.528%, 8/25/46	1,261,109	1,217,925
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR
+ 0.35%), 0.498%, 8/25/36	258,020	118,695
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 0.358%, 4/25/47	122,068	89,893

Putnam VT Diversified Income Fund 9

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR
+ 0.19%), 0.528%, 12/25/36	$359,641	$185,303
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 10.15%, 7/25/28	1,024,487	1,086,108
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 9.498%, 4/25/28	518,980	612,819
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 7.698%, 12/25/27	417,817	458,814
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.298%, 11/25/28	507,145	532,066
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M3, (1 Month US LIBOR
+ 4.50%), 4.648%, 2/25/24	250,000	245,911
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2, (1 Month US LIBOR
+ 3.55%), 3.698%, 8/25/29	430,150	441,451
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 11.148%, 10/25/48	120,000	134,711
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 10.648%, 3/25/49	152,000	150,855
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-DNA4, Class B2, (1 Month US LIBOR
+ 10.00%), 10.148%, 8/25/50	135,000	162,190
Structured Agency Credit Risk Debt FRN
Ser. 20-DNA3, Class B2, (1 Month US LIBOR
+ 9.35%), 9.498%, 6/25/50	237,000	275,513
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA3, Class B2, (1 Month US LIBOR
+ 8.15%), 8.298%, 7/25/49	104,000	100,025
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 7.898%, 9/25/48	389,000	375,341
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	262,738
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 4.398%, 10/25/48	163,000	166,674
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.248%, 3/25/50	206,000	207,039
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.798%, 1/25/49	220,787	218,969
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.598%, 3/25/49	88,620	88,177
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.448%, 10/25/48	110,600	108,691
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 12.398%,
9/25/28	968,994	1,175,703
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 11.898%,
10/25/28	496,826	604,847

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1B, (1 Month US LIBOR +
11.75%), 11.898%, 8/25/28	$271,910	$327,390
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 10.898%,
1/25/29	89,699	107,601
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%,
10/25/28	524,290	551,106
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%,
4/25/28	647,908	691,297
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%,
4/25/28	76,420	80,232
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%,
9/25/29	405,000	428,624
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%,
7/25/25	55,448	56,599
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%), 4.998%,
10/25/29	407,000	423,981
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2B1, (1 Month US LIBOR + 4.50%), 4.648%,
12/25/30	451,000	461,499
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%,
5/25/30	22,000	22,843
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%,
2/25/30	30,000	30,750
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%), 4.398%,
1/25/31	620,000	632,082
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%,
5/25/25	16,972	17,226
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%,
5/25/25	23,874	24,228
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 3.698%,
7/25/30	120,000	121,200
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%,
10/25/29	675,834	681,783
Connecticut Avenue Securities FRB Ser. 17-C04,
Class 2M2, (1 Month US LIBOR + 2.85%), 2.998%,
11/25/29	203,707	204,465
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (1 Month US LIBOR
+ 4.10%), 4.248%, 9/25/31	200,000	200,626
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR
+ 3.65%), 3.798%, 2/25/40	276,000	276,859
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (1 Month US LIBOR
+ 3.25%), 3.398%, 1/25/40	155,000	153,079
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.18%), 0.508%, 5/25/36	573,106	205,195

10 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (37.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%), 0.458%,
5/25/37	$186,629	$162,570
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (1 Month US LIBOR + 0.52%), 0.672%,
5/19/35	205,701	105,320
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
0.348%, 6/25/37	254,040	121,176
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 0.891%, 2/26/37	242,734	220,236
MortgageIT Trust FRB Ser. 05-3, Class M2, (1
Month US LIBOR + 0.80%), 0.943%, 8/25/35	83,140	82,057
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 5.898%, 4/25/27
(Bermuda)	280,000	279,402
Residential Accredit Loans, Inc. Trust FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 0.308%, 1/25/37	346,249	320,609
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 0.328%, 1/25/37	298,447	261,033
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	202,000	223,663
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (1 Month US LIBOR
+ 0.17%), 0.318%, 7/25/47	145,471	118,524
WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.35%), 0.848%, 12/25/45	496,710	482,043
		20,378,844

Total mortgage-backed securities (cost $77,500,466)		$68,251,730

CORPORATE BONDS AND NOTES (18.3%)*	Principal amount	Value

Basic materials (1.2%)
Allegheny Technologies, Inc. sr. unsec.
sub. notes 5.875%, 12/1/27	$10,000	$10,525
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	102,000	111,308
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	34,000	35,615
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	69,000	70,639
Big River Steel, LLC/BRS Finance Corp. 144A
sr. notes 6.625%, 1/31/29	95,000	102,600
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	98,000	100,695
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 4.875%, 7/1/30	40,000	43,300
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	83,000	90,031
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	140,000	151,550
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	48,000	49,920
Core & Main LP 144A sr. unsec. notes 6.125%,
8/15/25	85,000	87,869
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%, 8/1/30
(Indonesia)	50,000	54,875

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Basic materials cont.
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%, 8/1/28
(Indonesia)	$50,000	$53,125
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes 5.45%, 3/15/43
(Indonesia)	20,000	24,900
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	170,000	175,100
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	126,000	133,245
HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/1/29
(Canada)	25,000	26,938
Ingevity Corp. 144A company guaranty sr. unsec.
notes 3.875%, 11/1/28	50,000	50,125
Intelligent Packaging, Ltd.,
Finco, Inc./Intelligent Packaging Ltd Co-Issuer,
LL 144A sr. notes 6.00%, 9/15/28 (Canada)	20,000	20,550
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	50,000	51,250
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	30,000	31,350
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	49,000	49,674
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	56,000	57,015
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	40,000	41,800
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	21,000	22,625
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	139,000	170,449
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	44,000	45,595
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	79,000	81,963
Tronox, Inc. 144A company
guaranty sr. notes 6.50%, 5/1/25	15,000	16,050
U.S. Concrete, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 3/1/29	35,000	36,050
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	82,000	88,458
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	65,000	68,934
		2,154,123
Capital goods (1.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. bonds 3.75%, 1/30/31	45,000	46,041
American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 6.875%, 7/1/28	10,000	10,775
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	75,000	79,688
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%,
6/30/27 (Luxembourg) ‡‡	200,000	213,500
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company
guaranty sr. sub. notes 4.125%, 8/15/26
(Ireland)	215,000	224,675
Berry Global, Inc. 144A company
guaranty notes 5.625%, 7/15/27	45,000	48,389

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Capital goods cont.
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	$65,000	$70,038
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29	35,000	38,238
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	65,000	67,815
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26	155,000	160,813
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	111,000	135,143
GFL Environmental, Inc. 144A company
guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	40,000	40,300
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	95,000	101,056
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	144,000	147,684
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	125,000	135,938
MasTec, Inc. 144A company guaranty sr. unsec.
notes 4.50%, 8/15/28	95,000	99,750
Owens-Brockway Glass Container, Inc. 144A company
guaranty sr. unsec. notes 6.625%, 5/13/27	40,000	43,300
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	102,000	109,395
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	100,000	108,641
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	139,000	143,865
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	125,000	127,344
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	210,000	219,297
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	132,000	142,560
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	123,000	129,310
TransDigm, Inc. 144A company
guaranty sr. notes 8.00%, 12/15/25	20,000	22,106
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	311,000	331,215
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%,
2/15/26	105,000	107,363
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	50,000	56,865
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	50,000	54,992
		3,216,096
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	688,000	754,220
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.50%, 5/1/32	70,000	74,740
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.50%, 8/15/30	50,000	53,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.00%, 2/1/28	166,000	175,545
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	68,000	69,530
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	98,000	106,075

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount		Value

Communication services cont.
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24		$162,000	$169,863
Frontier Communications Corp. 144A company
guaranty sr. notes 5.875%, 10/15/27		75,000	81,094
Frontier Communications Corp. 144A notes 6.75%,
5/1/29		85,000	90,950
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		29,000	29,966
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27		100,000	104,444
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		45,000	44,888
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)		36,000	38,835
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28		216,000	284,792
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26		105,000	130,325
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23		93,000	107,675
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21		105,000	109,253
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27		16,000	17,259
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28		116,000	124,687
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26		45,000	46,005
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.875%, 4/15/30		40,000	46,328
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.75%, 4/15/27		55,000	62,634
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)		60,000	63,675
Virgin Media Secured Finance PLC 144A company
guaranty sr. bonds 5.00%, 4/15/27
(United Kingdom)	GBP	100,000	143,051
Zayo Group Holdings, Inc. 144A sr. notes 4.00%,
3/1/27		$20,000	20,050
			2,948,947
Consumer cyclicals (4.3%)
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26		30,000	31,088
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28		45,000	46,575
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26		50,000	51,875
Boyd Gaming Corp. company guaranty sr. unsec.
notes 4.75%, 12/1/27		130,000	135,038
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)		45,000	47,869
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		45,000	52,052
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26		45,000	48,094
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		52,000	50,960
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	61,750

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25	$20,000	$21,600
Clear Channel Outdoor Holdings, Inc. 144A
company guaranty sr. notes 5.125%, 8/15/27	65,000	65,650
Cornerstone Building Brands, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26	5,000	5,238
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25	160,000	161,600
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26	120,000	97,500
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%,
8/15/27	79,000	47,795
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	50,000	50,813
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24	84,000	83,790
Ford Motor Co. sr. unsec. unsub. notes 9.00%,
4/22/25	125,000	153,251
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	35,000	39,034
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	62,000	70,293
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30	35,000	36,881
Gartner, Inc. 144A company guaranty sr. unsec.
notes 4.50%, 7/1/28	20,000	21,100
Gray Television, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/15/30	50,000	50,938
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27	103,000	112,785
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25	40,000	42,321
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	90,000	94,275
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	73,000	77,265
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	75,000	77,344
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	24,000	25,680
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	222,931	237,979
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	45,000	51,638
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	160,000	168,846
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	79,000	82,555
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	52,000	54,990
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	28,000	28,574
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	26,000	27,950
L Brands, Inc. company guaranty sr. unsec.
notes 7.50%, perpetual maturity	109,000	120,718
L Brands, Inc. company guaranty sr. unsec.
sub. bonds 6.875%, 11/1/35	85,000	95,413
L Brands, Inc. 144A company
guaranty sr. notes 6.875%, 7/1/25	25,000	27,145

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
L Brands, Inc. 144A company guaranty sr. unsec.
notes 9.375%, 7/1/25		$20,000	$24,600
L Brands, Inc. 144A company guaranty sr. unsec.
unsub. bonds 6.625%, 10/1/30		45,000	50,063
La Financiere Atalian SASU company
guaranty sr. unsec. notes Ser. REGS,
4.00%, 5/15/24 (France)	EUR	100,000	112,304
Levi Strauss & Co. sr. unsec. unsub. notes
5.00%, 5/1/25		$40,000	41,000
LHMC Finco SARL sr. notes Ser. REGS, 6.25%,
12/20/23 (Luxembourg)	EUR	100,000	121,405
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24		$129,000	130,935
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24		90,000	92,250
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		27,000	27,338
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	50,348
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27		50,000	55,926
Macy’s, Inc. 144A company guaranty sr. unsec.
notes 8.375%, 6/15/25		25,000	27,763
Marriott International, Inc. sr. unsec.
notes Ser. EE, 5.75%, 5/1/25		35,000	40,940
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	37,581
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)		70,000	74,025
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)		105,000	111,300
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27		140,000	155,575
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26		144,000	141,120
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25		90,000	95,850
MPH Acquisition Holdings, LLC 144A company
guaranty sr. unsec. notes 5.75%, 11/1/28		45,000	44,226
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25		53,000	55,525
Nexstar Broadcasting, Inc. 144A sr. unsec.
notes 4.75%, 11/1/28		45,000	47,081
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27		140,000	149,975
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)		149,000	152,911
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 5.625%,
10/1/28		65,000	70,626
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		80,000	89,604
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24		66,000	66,743
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A sr. unsec. bonds 4.625%,
3/15/30		29,000	29,642
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27		42,000	43,838

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Penske Automotive Group, Inc. company
guaranty sr. unsec. notes 3.50%, 9/1/25	$20,000	$20,325
PM General Purchaser, LLC 144A sr. notes 9.50%,
10/1/28	135,000	149,513
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A company
guaranty sr. notes 3.375%, 8/31/27	45,000	44,663
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	95,000	101,991
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	9,000	13,466
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	155,000	184,437
QVC, Inc. company guaranty sr. notes 4.375%,
9/1/28	85,000	88,073
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	232,000	276,080
Scientific Games International, Inc. 144A company
guaranty sr. notes 5.00%, 10/15/25	55,000	56,754
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 8.25%, 3/15/26	85,000	91,596
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	141,000	151,928
Shift4 Payments, LLC/Shift4 Payments Finance
Sub, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 11/1/26	20,000	20,800
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	80,000	83,200
Sinclair Television Group, Inc. 144A
sr. bonds 4.125%, 12/1/30	45,000	46,045
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.50%, 7/1/29	40,000	44,013
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	118,000	124,490
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	95,000	102,600
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	53,695
Standard Industries, Inc. 144A sr. unsec.
bonds 3.375%, 1/15/31	75,000	75,375
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28	10,000	10,525
Station Casinos, LLC 144A sr. unsec. notes 4.50%,
2/15/28	95,000	95,713
Taylor Morrison Communities, Inc. 144A sr. unsec.
bonds 5.125%, 8/1/30	105,000	117,600
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28	40,000	45,300
TRI Pointe Group, Inc. sr. unsec. notes 5.70%,
6/15/28	50,000	56,450
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	54,000	60,075
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	95,000	102,035
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	31,000	31,233
Valvoline, Inc. company guaranty sr. unsec.
notes 4.375%, 8/15/25	30,000	30,983
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	120,000	127,200
Weekley Homes, LLC/Weekley Finance Corp. 144A
sr. unsec. notes 4.875%, 9/15/28	20,000	20,900

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
WMG Acquisition Corp. 144A company
guaranty sr. bonds 3.00%, 2/15/31		$75,000	$73,500
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	88,740
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25		60,000	63,900
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 4.375%, 8/15/28		27,000	28,054
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27		126,000	129,875
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%,
10/1/29		200,000	209,500
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%,
4/15/25		30,000	32,513
			7,949,896
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A
bonds 4.00%, 10/15/30 (Canada)		65,000	65,873
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 4.375%, 1/15/28 (Canada)		63,000	64,890
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	81,400
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	33,056
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		30,000	31,875
CDW, LLC/CDW Finance Corp. company
guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	15,296
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,115
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27		45,000	47,363
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24		180,000	178,708
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25		50,000	54,625
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26		115,000	119,313
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 5.00%, 7/15/35		129,000	156,379
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 3.00%, 6/1/26		106,000	110,693
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. notes 3.875%, 5/15/27		14,000	15,083
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	78,138
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	135,889
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	123,748
Match Group Holdings II, LLC 144A sr. unsec.
notes 4.125%, 8/1/30		$105,000	109,200
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27		73,000	77,587
Match Group, Inc. 144A sr. unsec.
unsub. notes 4.625%, 6/1/28		50,000	52,406
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	61,750
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		30,000	33,831

14 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Consumer staples cont.
Netflix, Inc. sr. unsec. unsub. notes 5.875%,
11/15/28	$150,000	$179,813
Netflix, Inc. 144A sr. unsec. bonds 4.875%,
6/15/30	30,000	34,500
Newell Brands, Inc. sr. unsec. notes 4.875%,
6/1/25	55,000	60,517
Newell Brands, Inc. sr. unsec.
unsub. notes 4.70%, 4/1/26	85,000	93,628
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 1/15/28	80,000	85,300
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes 7.00%, 7/15/25	48,000	51,840
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%,
3/15/31	45,000	45,487
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%,
1/15/30	45,000	49,343
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%,
4/1/25	20,000	22,150
		2,280,796
Energy (3.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25
(Norway)	34,000	35,358
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30
(Norway)	150,000	156,375
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	52,000	55,445
Apache Corp. sr. unsec. unsub. notes 4.875%,
11/15/27	30,000	31,800
Apache Corp. sr. unsec. unsub. notes 4.375%,
10/15/28	32,000	33,311
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	75,000	97,594
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	105,000	106,050
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	52,000	53,279
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	67,000	68,688
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	86,000	88,675
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 5.75%, 1/15/31	45,000	49,949
DCP Midstream Operating LP company
guaranty sr. unsec. notes 5.625%, 7/15/27	45,000	49,838
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	44,000	48,620
Devon Energy Corp. sr. unsec.
unsub. bonds 7.875%, 9/30/31	45,000	62,415
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%,
7/15/41	35,000	42,804
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	22,000	22,902
Diamondback Energy, Inc. sr. unsec. notes 4.75%,
5/31/25	50,000	56,289
Double Eagle III Midco 1 LLC/Double Eagle
Finance Corp. 144A sr. unsec. notes 7.75%,
12/15/25	180,000	190,868
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	166,000	179,064
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	95,000	101,650
Energy Transfer Operating LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	13,000	10,985

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Energy cont.
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	$10,000	$10,543
Global Partners LP/GLP Finance Corp. 144A
company guaranty sr. unsec. notes 6.875%, 1/15/29	15,000	16,238
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	90,000	94,078
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	168,000	174,720
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	25,000	25,188
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	59,000	60,328
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	85,000	87,554
Nabors Industries, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 2/1/25	94,125	89,419
Newfield Exploration Co. sr. unsec.
unsub. notes 5.625%, 7/1/24	21,000	22,470
Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	16,000	17,170
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	10,000	15,212
Northriver Midstream Finance LP 144A
sr. notes 5.625%, 2/15/26 (Canada)	51,000	52,658
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	75,000	78,525
Occidental Petroleum Corp. sr. unsec.
sub. notes 4.85%, 3/15/21	33,000	33,000
Occidental Petroleum Corp. sr. unsec.
unsub. notes 3.50%, 6/15/25	48,000	46,366
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	210,202
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	305,663
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	323,000	399,742
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	432,000	491,400
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	169,000	197,519
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	35,000	39,550
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	378,000	14,175
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	297,000	11,138
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	760,000	28,500
Petroleos Mexicanos company guaranty sr. unsec.
unsub. FRB 7.69%, 1/23/50 (Mexico)	311,000	313,566
Rattler Midstream LP 144A company
guaranty sr. unsec. notes 5.625%, 7/15/25	70,000	73,938
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	74,606
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	130,000	103,675

Putnam VT Diversified Income Fund 15

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Energy cont.
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	$20,000	$17,100
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	20,000	16,100
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	74,000	71,410
SM Energy Co. 144A company guaranty notes 10.00%,
1/15/25	25,000	26,875
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	106,000	108,253
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	33,788
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.50%, 3/1/30	30,000	32,571
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	56,000	59,111
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	35,880	33,727
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	70,000	63,700
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	42,000	43,890
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	31,350
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	22,000	25,039
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	35,000	37,100
WPX Energy, Inc. sr. unsec. sub. notes 5.875%,
6/15/28	150,000	163,505
WPX Energy, Inc. sr. unsec. sub. notes 5.25%,
10/15/27	81,000	85,829
		5,478,450
Financials (2.1%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	85,000	85,956
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. notes 4.25%,
10/15/27	25,000	25,563
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes 6.75%,
10/15/27	70,000	74,900
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	285,000	418,343
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	9,000	13,186
Banca Monte dei Paschi di Siena SpA sr. unsec.
unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy) EUR 100,000		125,066
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	$50,000	56,625
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	80,000	87,300
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	65,000	73,775
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29	85,000	102,616
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R	190,000	215,776

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount		Value

Financials cont.
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R		$35,000	$35,875
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)		60,000	67,153
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24		45,000	46,940
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)		95,000	98,800
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24		15,000	15,255
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26		87,000	92,124
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 4.75%, 9/15/24		55,000	57,131
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity
(Italy)		200,000	227,000
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26 R		75,000	76,500
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		120,000	121,500
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		102,000	100,725
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R		130,000	129,675
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R		95,000	92,981
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25		125,000	129,303
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27		25,000	26,531
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	80,850
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/15/30		30,000	31,357
PennyMac Financial Services, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 10/15/25		90,000	95,175
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		160,000	164,000
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R		35,000	40,331
Springleaf Finance Corp. company
guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	45,250
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	59,125
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		17,000	19,741
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 5.375%,
11/15/29		100,000	112,500
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		120,000	123,000
Stichting AK Rabobank Certificaten jr. unsec.
sub. FRN 6.50%, perpetual maturity
(Netherlands)	EUR	94,544	152,970
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		$65,000	63,538
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		300,000	321,000
			3,905,436

16 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Health care (1.4%)
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27	$115,000	$127,938
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29	85,000	95,549
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28	45,000	49,464
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29	70,000	76,038
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	150,000	154,599
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 5.00%, 2/15/29	40,000	41,128
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	45,000	47,696
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	205,000	227,550
Centene Corp. 144A sr. unsec. notes 5.375%,
8/15/26	75,000	79,219
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	68,000	71,720
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.625%, 1/15/24	80,000	83,400
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 6.00%, 1/15/29	10,000	10,800
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 5.625%, 3/15/27	35,000	37,756
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 9.875%, 6/30/23	24,000	25,230
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.90%, 8/28/28	105,000	123,900
Emergent BioSolutions, Inc. 144A company
guaranty sr. unsec. notes 3.875%, 8/15/28	30,000	31,065
Global Medical Response, Inc. 144A
sr. notes 6.50%, 10/1/25	45,000	47,025
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26	195,000	224,133
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 5.00%, 6/15/28	30,000	32,025
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 4.625%,
6/15/25	20,000	21,092
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	130,000	143,975
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	35,000	36,407
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	55,000	56,376
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	25,000	27,313
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	195,000	206,456
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	280,000	292,911
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Israel)	200,000	212,750
		2,583,515
Technology (0.8%)
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	60,000	63,216
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	30,000	30,930
Dell International, LLC/EMC Corp. 144A company
guaranty sr. notes 5.85%, 7/15/25	30,000	36,025

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	$182,000	$222,030
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	71,000	73,636
Diebold Nixdorf, Inc. company guaranty sr. unsec.
sub. notes 8.50%, 4/15/24	63,000	63,788
Diebold Nixdorf, Inc. 144A company
guaranty sr. notes 9.375%, 7/15/25	43,000	48,160
Dun & Bradstreet Corp. (The) 144A
sr. notes 6.875%, 8/15/26	27,000	29,025
Microchip Technology, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 9/1/25	160,000	169,271
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	234,000	234,585
Qorvo, Inc. 144A company guaranty sr. unsec.
bonds 3.375%, 4/1/31	45,000	46,463
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	101,000	107,944
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	40,000	42,500
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	75,000	77,516
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	120,000	122,850
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	33,000	36,465
		1,404,404
Transportation (0.1%)
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A
company guaranty sr. notes 4.75%, 10/20/28	140,000	152,812
		152,812
Utilities and power (0.8%)
AES Corp. (The) 144A sr. unsec. notes 3.30%,
7/15/25	30,000	32,700
Buckeye Partners LP sr. unsec. bonds 5.85%,
11/15/43	43,000	42,309
Buckeye Partners LP sr. unsec. notes 3.95%,
12/1/26	24,000	24,312
Buckeye Partners LP 144A sr. unsec. notes 4.50%,
3/1/28	35,000	36,050
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	44,000	45,518
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	75,000	78,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	10,000	10,283
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	357,359
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	23,000	24,289
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	115,000	125,638
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	65,000	75,377
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	70,000	76,241
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	40,000	44,000
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	120,000	120,438
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	90,000	95,232

Putnam VT Diversified Income Fund 17

CORPORATE BONDS
AND NOTES (18.3%)* cont.	Principal amount	Value

Utilities and power cont.
Pacific Gas and Electric Co. sr. notes 3.30%,
3/15/27	$25,000	$26,779
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/21 F	119,000	179
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	40,000	45,401
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	11,000	11,912
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.625%, 2/15/27	56,000	59,564
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.50%, 9/1/26	129,000	134,444
		1,466,025

Total corporate bonds and notes (cost $32,291,451)		$33,540,500

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (12.5%)*	Principal amount		Value

Argentina (Republic of) 144A sr. unsec.
notes 7.125%, 8/1/27 (Argentina)		$285,000	$175,278
Bahrain (Kingdom of) 144A sr. unsec.
notes 7.375%, 5/14/30 (Bahrain)		750,000	889,676
Buenos Aires (Province of) sr. unsec.
unsub. bonds Ser. REGS, 7.875%, 6/15/27
(Argentina) (In default) †		200,000	81,000
Buenos Aires (Province of) sr. unsec.
unsub. notes Ser. REGS, 6.50%, 2/15/23
(Argentina) (In default) †		215,000	86,502
Buenos Aires (Province of) unsec. FRN 34.187%,
5/31/22 (Argentina)	ARS	6,180,000	65,781
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27
(Argentina) (In default) †		$390,000	157,950
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21
(Argentina) (In default) †		260,000	107,250
Chile (Republic of) sr. unsec.
unsub. bonds 3.50%, 1/25/50 (Chile)		250,000	286,878
Cordoba (Province of) sr. unsec.
unsub. notes Ser. REGS, 7.45%, 9/1/24
(Argentina)		478,000	292,297
Development Bank of Mongolia, LLC unsec.
notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		260,000	278,850
Dominican (Republic of) sr. unsec.
bonds Ser. REGS, 6.85%, 1/27/45
(Dominican Republic)		305,000	371,722
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.875%, 1/30/60
(Dominican Republic)		485,000	533,505
Dominican (Republic of) sr. unsec.
unsub. notes 7.50%, 5/6/21 (Dominican Republic)		86,667	88,508
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		360,000	456,300
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 1/29/26
(Dominican Republic)		320,000	384,000
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%, 1/25/27
(Dominican Republic)		390,000	454,350
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%, 1/27/25
(Dominican Republic)		270,000	303,413

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (12.5%)* cont.	Principal amount		Value

Dominican (Republic of) 144A sr. unsec.
notes 4.50%, 1/30/30 (Dominican Republic)		$250,000	$270,940
Egypt (Arab Republic of) sr. unsec.
bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		700,000	761,229
Egypt (Arab Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	216,498
Egypt (Arab Republic of) 144A sr. unsec.
bonds 8.875%, 5/29/50 (Egypt)		340,000	398,405
Egypt (Arab Republic of) 144A sr. unsec.
bonds 7.053%, 1/15/32 (Egypt)		380,000	412,965
Egypt (Arab Republic of) 144A sr. unsec.
notes 5.75%, 5/29/24 (Egypt)		285,000	304,867
El Salvador (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 7.625%, 2/1/41
(El Salvador)		150,000	138,939
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.375%, 1/18/27
(El Salvador)		118,000	111,364
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/30/25
(El Salvador)		250,000	237,188
Ghana (Republic of) sr. unsec. bonds Ser. REGS,
8.95%, 3/26/51 (Ghana)		650,000	676,813
Ghana (Republic of) sr. unsec. bonds Ser. REGS,
8.125%, 3/26/32 (Ghana)		720,000	762,300
Indonesia (Republic of) sr. unsec.
unsub. bonds 2.85%, 2/14/30 (Indonesia)		485,000	523,262
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)		1,045,000	1,221,354
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	604,554
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	255,745
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%, 6/15/33
(Ivory Coast)		1,390,000	1,563,750
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.75%, 12/31/32
(Ivory Coast)		688,900	692,345
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.25%, 3/22/30
(Ivory Coast)	EUR	250,000	326,645
Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%, 7/23/24
(Ivory Coast)		$275,000	290,813
Ivory Coast (Republic of) 144A sr. unsec.
unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	320,540
Jamaica (Government of) sr. unsec.
unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	308,060
Kenya (Republic of) sr. unsec. bonds Ser. REGS,
8.00%, 5/22/32 (Kenya)		840,000	978,626
Kenya (Republic of) sr. unsec. notes Ser. REGS,
7.00%, 5/22/27 (Kenya)		240,000	267,898
Kenya (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		260,000	284,700
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)		664,000	870,677
Senegal (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,637,138
Senegal (Republic of) unsec. bonds Ser. REGS,
6.25%, 5/23/33 (Senegal)		1,240,000	1,390,350

18 Putnam VT Diversified Income Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (12.5%)* cont.	Principal amount	Value

South Africa (Republic of) sr. unsec.
unsub. bonds 6.30%, 6/22/48 (South Africa)	$240,000	$256,517
South Africa (Republic of) sr. unsec.
unsub. notes 5.875%, 9/16/25 (South Africa)	290,000	331,760
South Africa (Republic of) sr. unsec.
unsub. notes 4.85%, 9/27/27 (South Africa)	285,000	308,155
Turkey (Republic of) sr. unsec.
unsub. notes 6.35%, 8/10/24 (Turkey)	320,000	342,970
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)	265,000	24,380
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †	576,000	54,720
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †	134,000	12,730
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †	932,000	88,540
Vietnam (Socialist Republic of) sr. unsec.
notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	600,000	672,017
Total foreign government and agency bonds
and notes (cost $22,434,581)		$22,933,014

CONVERTIBLE BONDS AND NOTES (8.1%)*	Principal amount	Value

Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec.
notes 0.875%, 2/15/22	$159,000	$163,561
Middleby Corp. (The) 144A cv. sr. unsec.
unsub. notes 1.00%, 9/1/25	131,000	159,984
		323,545
Communication services (0.5%)
DISH Network Corp. cv. sr. unsec. notes 3.375%,
8/15/26	247,000	235,448
Liberty Broadband Corp. 144A cv. sr. unsec.
bonds 2.75%, 9/30/50	27,000	28,884
Liberty Broadband Corp. 144A cv. sr. unsec.
bonds 1.25%, 9/30/50	177,000	178,683
Liberty Media Corp. cv. sr. unsec. bonds 1.375%,
10/15/23	30,000	37,920
Liberty Media Corp. cv. sr. unsec.
unsub. bonds 0.50%, 12/1/50	61,000	64,698
Liberty Media Corp. 144A cv. sr. unsec.
unsub. bonds 2.75%, 12/1/49	151,000	155,757
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%,
6/1/24	142,000	153,364
		854,754
Consumer cyclicals (1.5%)
Booking Holdings, Inc. 144A cv. sr. unsec.
notes 0.75%, 5/1/25	200,000	290,562
Burlington Stores, Inc. 144A cv. sr. unsec.
notes 2.25%, 4/15/25	148,000	205,019
Callaway Golf Co. 144A cv. sr. unsec.
notes 2.75%, 5/1/26	51,000	81,102
Carnival Corp. 144A cv. company
guaranty notes 5.75%, 4/1/23	51,000	120,661
Cinemark Holdings, Inc. 144A cv. sr. unsec.
notes 4.50%, 8/15/25	85,000	124,056
Dick’s Sporting Goods, Inc. 144A cv. sr. unsec.
notes 3.25%, 4/15/25	66,000	117,521
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%,
8/15/23	105,000	131,198
Horizon Global Corp. cv. sr. unsec.
unsub. notes 2.75%, 7/1/22	16,000	14,426

CONVERTIBLE BONDS
AND NOTES (8.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Liberty Media Corp. cv. sr. unsec. notes 1.00%,
1/30/23	$79,000	$100,665
Live Nation Entertainment, Inc. cv. sr. unsec.
notes 2.50%, 3/15/23	153,000	197,492
National Vision Holdings, Inc.
144A cv. sr. unsec. notes 2.50%, 5/15/25	88,000	141,900
NCL Corp, Ltd. 144A cv. company
guaranty notes 5.375%, 8/1/25	121,000	204,752
Penn National Gaming, Inc. cv. sr. unsec.
notes 2.75%, 5/15/26	30,000	113,166
RH 144A cv. sr. unsec. notes zero %, 9/15/24	37,000	80,812
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec.
notes 2.875%, 11/15/23	226,000	270,070
Sabre GLBL, Inc. 144A cv. company
guaranty sr. unsec. notes 4.00%, 4/15/25	44,000	78,958
Shift4 Payments, Inc. 144A cv. sr. unsec.
sub. notes zero %, 12/15/25	85,000	103,724
Square, Inc. 144A cv. sr. unsec. notes 0.125%,
3/1/25	118,000	223,315
Square, Inc. 144A cv. sr. unsec.
sub. notes 0.25%, 11/1/27	35,000	38,785
Square, Inc. 144A cv. sr. unsec.
sub. notes zero %, 5/1/26	35,000	39,013
Under Armour, Inc. 144A cv. sr. unsec.
notes 1.50%, 6/1/24	63,000	103,845
Vail Resorts, Inc. 144A cv. sr. unsec.
sub. notes zero %, 1/1/26	112,000	114,041
Winnebago Industries, Inc. cv. sr. unsec.
notes 1.50%, 4/1/25	66,000	78,163
		2,973,246
Consumer staples (0.7%)
Bloomin’ Brands, Inc. 144A cv. sr. unsec.
notes 5.00%, 5/1/25	69,000	126,704
Chegg, Inc. 144A cv. sr. unsec. notes zero %,
9/1/26	89,000	99,521
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%,
9/1/27	89,000	110,098
IAC Financeco 2, Inc. 144A cv. company
guaranty sr. unsec. notes 0.875%, 6/15/26	160,000	292,096
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%,
5/15/25	108,000	159,998
Uber Technologies, Inc. 144A cv. sr. unsec.
notes zero %, 12/15/25	69,000	70,590
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%,
10/1/25	238,000	224,585
Zillow Group, Inc. cv. sr. unsec. notes 2.75%,
5/15/25	85,000	176,696
Zillow Group, Inc. cv. sr. unsec.
sub. notes 1.375%, 9/1/26	45,000	135,137
		1,395,425
Energy (0.2%)
Pioneer Natural Resources Co. 144A cv. sr. unsec.
notes 0.25%, 5/15/25	199,000	264,409
SolarEdge Technologies, Inc. 144A cv. sr. unsec.
notes zero %, 9/15/25, (Israel)	57,000	78,351
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	41,567
		384,327

Putnam VT Diversified Income Fund 19

CONVERTIBLE BONDS
AND NOTES (8.1%)* cont.	Principal amount	Value

Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	$87,000	$86,608
Encore Capital Group, Inc. cv. company
guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	75,855
IH Merger Sub, LLC cv. company
guaranty sr. unsec. notes 3.50%, 1/15/22 R	77,000	102,815
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	87,000	93,308
LendingTree, Inc. 144A cv. sr. unsec.
notes 0.50%, 7/15/25	77,000	74,892
Redfin Corp. 144A cv. sr. unsec. notes zero %,
10/15/25	105,000	125,491
		558,969
Health care (1.1%)
1Life Healthcare, Inc. 144A cv. sr. unsec.
notes 3.00%, 6/15/25	95,000	119,123
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec.
sub. notes 1.25%, 5/15/27	129,000	134,805
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	75,000	104,840
DexCom, Inc. 144A cv. sr. unsec.
unsub. notes 0.25%, 11/15/25	112,000	112,627
Envista Holdings Corp. 144A cv. sr. unsec.
notes 2.375%, 6/1/25	43,000	74,724
Exact Sciences Corp. cv. sr. unsec. notes 0.375%,
3/15/27	253,000	350,113
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	94,000	123,915
Integra LifeSciences Holdings Corp.
144A cv. sr. unsec. notes 0.50%, 8/15/25	88,000	96,837
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 1.50%, 6/15/26	62,000	69,497
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 0.75%, 6/15/24	62,000	68,850
Jazz Investments I, Ltd. cv. company
guaranty sr. unsec. sub. notes 1.50%, 8/15/24,
(Ireland)	122,000	129,680
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	35,000	48,292
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%,
6/1/21	41,000	73,484
Novocure, Ltd. 144A cv. sr. unsec. notes zero %,
11/1/25, (Jersey)	52,000	66,577
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%,
9/15/25	57,000	77,660
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec.
notes 0.75%, 8/1/25	110,000	123,696
Revance Therapeutics, Inc. 144A cv. sr. unsec.
notes 1.75%, 2/15/27	60,000	67,290
Tandem Diabetes Care, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/1/25	51,000	60,062
Teladoc Health, Inc. 144A cv. sr. unsec.
sub. notes 1.25%, 6/1/27	48,000	57,490
		1,959,562
Technology (3.0%)
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.375%, 9/1/27	252,000	280,798
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.125%, 5/1/25	92,000	113,864
Blackline, Inc. cv. sr. unsec. notes 0.125%,
8/1/24	68,000	127,681
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%,
5/15/25	51,000	108,825

CONVERTIBLE BONDS
AND NOTES (8.1%)* cont.	Principal amount	Value

Technology cont.
Coupa Software, Inc. 144A cv. sr. unsec.
notes 0.375%, 6/15/26	$47,000	$63,204
Cree, Inc. 144A cv. sr. unsec.
unsub. notes 1.75%, 5/1/26	118,000	273,216
CyberArk Software, Ltd. cv. sr. unsec.
notes zero %, 11/15/24, (Israel)	72,000	87,346
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	34,000	105,958
Envestnet, Inc. 144A cv. company
guaranty sr. unsec. notes 0.75%, 8/15/25	162,000	168,503
Five9, Inc. 144A cv. sr. unsec. notes 0.50%,
6/1/25	68,000	98,780
Guidewire Software, Inc. cv. sr. unsec.
sub. notes 1.25%, 3/15/25	86,000	111,146
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%,
6/1/25	52,000	80,247
Inphi Corp. 144A cv. sr. unsec. notes 0.75%,
4/15/25	79,000	110,839
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%,
11/1/26	74,000	76,689
LivePerson, Inc. 144A cv. sr. unsec.
notes zero %, 12/15/26	100,000	109,233
Lumentum Holdings, Inc. cv. sr. unsec.
notes 0.50%, 12/15/26	174,000	212,176
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	42,000	84,949
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	75,000	73,480
Nuance Communications, Inc. cv. sr. unsec.
notes 1.25%, 4/1/25	49,000	111,494
Okta, Inc. 144A cv. sr. unsec. notes 0.375%,
6/15/26	118,000	151,249
ON Semiconductor Corp. cv. company
guaranty sr. unsec. unsub. notes 1.625%,
10/15/23	136,000	227,866
Palo Alto Networks, Inc. 144A cv. sr. unsec.
notes 0.375%, 6/1/25	424,000	558,336
Pegasystems, Inc. 144A cv. sr. unsec.
notes 0.75%, 3/1/25	58,000	68,083
Proofpoint, Inc. cv. sr. unsec. notes 0.25%,
8/15/24	112,000	125,400
Q2 Holdings, Inc. cv. sr. unsec.
unsub. notes 0.75%, 6/1/26	49,000	75,051
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%,
5/1/25	52,000	84,392
RingCentral, Inc. 144A cv. sr. unsec.
notes zero %, 3/1/25	134,000	170,929
SailPoint Technologies
Holding, Inc. cv. sr. unsec. notes 0.125%,
9/15/24	69,000	134,368
Silicon Laboratories, Inc. 144A cv. sr. unsec.
notes 0.625%, 6/15/25	60,000	75,358
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	70,000	158,496
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%,
6/15/27	344,000	357,537
Synaptics, Inc. cv. sr. unsec. notes 0.50%,
6/15/22	53,000	73,081
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	22,000	104,894
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%,
9/15/21	162,000	164,919
Viavi Solutions, Inc. cv. sr. unsec.
unsub. notes 1.00%, 3/1/24	90,000	115,300

20 Putnam VT Diversified Income Fund

CONVERTIBLE BONDS
AND NOTES (8.1%)* cont.	Principal amount	Value

Technology cont.
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%,
6/15/25	$158,000	$232,403
Zynga, Inc. 144A cv. sr. unsec.
unsub. notes zero %, 12/15/26	180,000	188,957
		5,465,047
Transportation (0.5%)
Air Transport Services Group, Inc. cv. sr. unsec.
notes 1.125%, 10/15/24	63,000	74,775
American Airlines Group, Inc. cv. company
guaranty notes 6.50%, 7/1/25	184,000	230,656
Southwest Airlines Co. cv. sr. unsec.
notes 1.25%, 5/1/25	393,000	570,833
		876,264
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec.
bonds 2.75%, 6/1/48	103,000	117,039
		117,039

Total convertible bonds and notes (cost $12,145,450)		$14,908,178

PURCHASED SWAP OPTIONS OUTSTANDING(3.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(1.315)/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.315	$3,375,700	$104,714
(1.185)/3 month USD-
LIBOR-BBA/Dec-25	Dec-23/1.185	15,045,100	41,224
(1.1213)/3 month USD-
LIBOR-BBA/Jan-31	Jan-21/1.1213	7,522,600	1,204

Barclays Bank PLC
(0.418)/3 month USD-
LIBOR-BBA/Jan-26
(United Kingdom)	Jan-21/0.418	55,220,300	88,905

Citibank, N.A.
1.629/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	4,996,000	297,562
1.996/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	4,996,000	134,442
(1.3175)/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.3175	3,375,700	103,195
(1.232)/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.232	1,500,300	73,440
1.232/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.232	1,500,300	8,372
(1.996)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	4,996,000	200
(1.629)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	4,996,000	5

Goldman Sachs International
2.988/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800	285,609
(2.988)/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800	48,726
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	3,737,500	18,575
(0.43)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/0.43	7,445,600	7,967
0.43/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/0.43	7,445,600	7,520

PURCHASED SWAP OPTIONS OUTSTANDING(3.6%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount		Value

JPMorgan Chase Bank N.A.
(0.792)/3 month USD-
LIBOR-BBA/Jan-31	Jan-21/0.792	$39,514,300		$530,279
(0.964)/3 month USD-
LIBOR-BBA/Mar-31	Mar-21/0.964	37,923,800		396,683
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500		309,790
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500		303,166
1.101/3 month USD-
LIBOR-BBA/Mar-31	Mar-21/1.101	6,235,800		124,279
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500		61,508
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500		59,564

Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200		842,235
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	2,490,200		823,858
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600		721,248
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	2,490,200		704,204
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	2,817,200		148,044
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	2,817,200		106,462
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,601,800		513
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600		4

Toronto-Dominion Bank
(1.04)/3 month USD-
LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	399,000		78,352

UBS AG
0.153/6 month EUR-
EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	133,772
(0.153)/6 month EUR-
EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	42,399
Total purchased swap options outstanding (cost $4,677,798)				$6,608,020

PURCHASED OPTIONS OUTSTANDING (0.8%)*
	Expiration
	date/	Notional	Contract
Counterparty	strike price	amount	amount		Value

Credit Suisse International
EUR/NOK (Put)	Mar-21/NOK 10.45	$3,933,999	EUR	3,220,234	$56,827

Goldman Sachs International
AUD/USD (Call)	May-21/$0.79	7,812,884	AUD	10,134,100	102,651
USD/MXN (Put)	Apr-21/MXN 20.50	4,503,300	$4,503,300		195,223

Putnam VT Diversified Income Fund 21

PURCHASED OPTIONS OUTSTANDING (0.8%)* cont.
	Expiration
	date/	Notional		Contract
Counterparty	strike price	amount		amount	Value

HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.76	$6,436,893	AUD	8,349,300	$168,808
EUR/USD (Call)	Mar-21/1.24	5,245,276	EUR	4,293,600	45,482
	Jun-21/
USD/KRW (Put)	KRW 1050.00	3,772,166	$3,772,166		27,658
USD/SGD (Put)	Mar-21/SGD 1.32	2,874,500	2,874,500		26,750

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00%
TBA commitments
(Call)	Feb-21/$103.31	39,000,000	39,000,000		310,128
Uniform Mortgage-Backed
Securities 30 yr 2.00%
TBA commitments
(Call)	Feb-21/103.34	23,000,000	23,000,000		176,893
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments
(Call)	Jan-21/104.53	10,000,000	10,000,000		27,100
USD/MXN (Put)	Apr-21/MXN 20.50	2,514,800	2,514,800		108,169
USD/SGD (Put)	Apr-21/SGD 1.32	2,874,500	2,874,500		29,993

Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.90	2,877,719	EUR	2,355,600	16,924
USD/MXN (Put)	Jun-21/MXN 19.25	2,514,800	$2,514,800		37,131

UBS AG
EUR/NOK (Put)	Apr-21/NOK 10.45	3,933,998	EUR	3,220,233	66,131
Total purchased options outstanding (cost $774,063)				$1,395,868

SENIOR LOANS (2.1%)* [c]	Principal amount	Value

Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR
USD 3 Month + 3.00%), 4.00%, 1/31/24	$102,912	$102,397
CP Atlas Buyer, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	63,750	63,770
CP Atlas Buyer, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	21,250	21,257
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3
Month + 3.00%), 3.214%, 9/6/24	16,527	16,254
Messer Industries USA, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.754%,
3/1/26	68,787	68,175
PQ Corp. bank term loan FRN Ser. B, (1 Month US
LIBOR + 2.25%), 2.464%, 2/7/27	15,880	15,761
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 8.733%, 6/26/26	70,000	68,542
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	117,934	117,676
		473,832
Capital goods (0.4%)
American Axle and Manufacturing, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%,
4/6/24	22,897	22,518
Berry Global, Inc. bank term loan FRN Ser. Y,
(BBA LIBOR USD 3 Month + 2.00%), 2.149%, 7/1/26	93,575	93,037
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 3.48%, 4/3/24	111,172	107,309
Filtration Group Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	54,863	54,863
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	45,772	45,600

SENIOR LOANS (2.1%)* [c] cont.	Principal amount	Value

Capital goods cont.
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.267%, 3/28/25	$97,243	$94,690
Vertical US Newco, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 4.25%), 4.428%,
7/31/27	39,900	40,031
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.00%), 3.153%, 3/2/27	293,780	291,682
		749,730
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA
LIBOR USD 3 Month + 3.00%), 3.147%, 11/3/24	96,284	95,472
Intelsat Jackson Holdings SA bank term loan FRN
Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%,
11/27/23	55,000	55,504
Zayo Group Holdings, Inc. bank term loan FRN
(1 Month US LIBOR + 3.00%), 3.147%, 3/9/27	48,993	48,604
		199,580
Consumer cyclicals (0.6%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	75,000	74,922
Clear Channel Outdoor Holdings, Inc. bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.714%, 8/21/26	69,125	66,360
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	64,304	64,264
Diamond Sports Group, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.40%,
8/24/26	79,000	69,915
Garda World Security Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 4.99%,
10/30/26	68,707	68,728
Golden Nugget, LLC bank term loan FRN Ser. B,
(1 Month US LIBOR + 2.50%), 3.25%, 10/4/23	72,622	69,990
iHeartCommunications, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	67,900	67,504
iHeartCommunications, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.147%,
5/1/26	9,676	9,506
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	199,272	198,836
PetSmart, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 4.50%, 3/11/22	75,000	74,831
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	58,500
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	22,266	20,763
Scientific Games International, Inc. bank term
loan FRN Ser. B5, (BBA LIBOR USD 3 Month
+ 2.75%), 2.897%, 8/14/24	59,089	57,626
Terrier Media Buyer, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%,
12/17/26	80,190	80,079
Terrier Media Buyer, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.397%,
12/17/26	19,900	19,872
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	86,640	86,207
		1,087,903
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	134,566	133,792
Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%,
6/21/24	160,281	156,118

22 Putnam VT Diversified Income Fund

SENIOR LOANS (2.1%)* [c] cont.	Principal amount	Value

Consumer staples cont.
IRB Holding Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	$35,000	$34,948
IRB Holding Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	83,497	82,683
		407,541
Financials (—%)
HUB International, Ltd. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%,
4/25/25	34,650	34,697
		34,697
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.905%,
2/4/27	53,576	53,051
Enterprise Merger Sub, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.75%), 3.897%,
10/10/25	169,784	141,486
Global Medical Response, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	195,000	193,538
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
3.398%, 6/30/25	177,460	174,703
Quorum Health Corp. bank term loan FRN (BBA LIBOR
USD 3 Month + 8.25%), 9.25%, 4/29/25	29,925	29,401
Sotera Health Holdings, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	66,532	66,715
		658,894
Technology (0.1%)
Epicor Software Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	74,813	75,187
Greeneden US Holdings II, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	75,000	75,070
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	29,531	29,470
		179,727
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 2.00%), 2.254%, 11/5/26	54,588	54,410
		54,410

Total senior loans (cost $3,840,312)		$3,846,314

ASSET-BACKED SECURITIES (1.8%)*	Principal amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (BBA LIBOR USD 3 Month + 2.90%),
3.107%, 7/25/24	$495,000	$496,238
CarMax Auto Owner Trust Ser. 20-2, Class D,
6.87%, 5/17/27	574,000	608,101
Mello Warehouse Securitization Trust 144A FRB
Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.948%, 6/25/52	135,000	134,916
Mortgage Repurchase Agreement Financing Trust FRB
Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%),
1.499%, 4/23/23	123,000	123,004
Nationstar HECM Loan Trust 144A Ser. 19-2A,
Class M4, 5.682%, 11/25/29 W	425,000	424,200
RMF Buyout Issuance Trust 144A Ser. 20-2,
Class M3, 4.571%, 6/25/30 W	158,000	158,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR
+ 1.75%), 1.893%, 9/7/21	266,000	266,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR
+ 1.15%), 1.298%, 6/25/51	473,000	473,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 0.978%, 3/26/21	544,000	544,000
Total asset-backed securities (cost $3,192,987)		$3,227,459

PREFERRED STOCKS (0.1%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$188,809
Total preferred stocks (cost $175,813)		$188,809

COMMON STOCKS (0.1%)*	Shares	Value

Advanz Pharma Corp., Ltd. (Canada) †	430	$1,896
CHC Group, LLC (Units) †	5,182	93
Clear Channel Outdoor Holdings, Inc. †	12,143	20,036
iHeartMedia, Inc. Class A †	5,164	67,029
MWO Holdings, LLC (Units) F	98	250
Oasis Petroleum, Inc. †	313	11,600
Tervita Corp. (Canada) †	191	435
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	10,369
Tribune Media Co. Class 1C	55,356	5,536
Total common stocks (cost $461,611)		$117,244

	Principal amount/
SHORT-TERM INVESTMENTS (23.2%)*	shares		Value

Putnam Short Term Investment Fund
Class P 0.17% L	Shares	31,347,766	$31,347,766
State Street Institutional U.S. Government
Money Market Fund, Premier Class 0.03% P	Shares	170,000	170,000
U.S. Treasury Bills 0.098%, 1/12/21 ∆ §	$1,400,000		1,399,988
U.S. Treasury Bills 0.090%, 2/16/21 # ∆ §	1,300,000		1,299,891
U.S. Treasury Bills 0.090%, 1/5/21 ∆ §	1,100,000		1,100,000
U.S. Treasury Bills 0.089%, 2/2/21 ∆ §	4,300,000		4,299,733
U.S. Treasury Bills 0.088%, 2/9/21 # ∆	500,000		499,978
U.S. Treasury Bills 0.087%, 4/15/21 ∆ §	500,000		499,884
U.S. Treasury Bills 0.081%, 2/23/21 ∆ §	400,000		399,965
U.S. Treasury Bills 0.078%, 1/19/21 ∆ §	300,000		299,995
U.S. Treasury Bills 0.075%, 3/18/21 # ∆ §	1,200,000		1,199,830
Total short-term investments (cost $42,516,813)			$42,517,030

Total investments (cost $339,242,858)			$337,196,760

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Putnam VT Diversified Income Fund 23

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $183,469,165.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $309,955 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $7,960,312 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,346,764 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $132,880,103 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $145,677,995)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Sell	1/20/21	$129,852	$104,933	$(24,919)
	Canadian Dollar	Sell	1/20/21	948,772	897,280	(51,492)
	Chinese Yuan (Offshore)	Sell	2/18/21	388,068	379,377	(8,691)
	Euro	Buy	3/17/21	1,860,294	1,851,662	8,632
	Hong Kong Dollar	Sell	2/17/21	885,027	884,775	(252)
	Japanese Yen	Buy	2/17/21	1,518,148	1,514,795	3,353
	Mexican Peso	Sell	1/20/21	12,747	3,283	(9,464)
	New Zealand Dollar	Sell	1/20/21	348,200	313,028	(35,172)
	Norwegian Krone	Buy	3/17/21	59,349	58,473	876
	Swedish Krona	Buy	3/17/21	159,198	156,476	2,722
Barclays Bank PLC
	British Pound	Sell	3/17/21	215,614	213,761	(1,853)
	Canadian Dollar	Sell	1/20/21	306,646	306,381	(265)
	Euro	Sell	3/17/21	3,137,648	3,122,898	(14,750)
	Japanese Yen	Buy	2/17/21	1,176,645	1,161,942	14,703
	New Zealand Dollar	Sell	1/20/21	111,821	150,323	38,502
	Swedish Krona	Sell	3/17/21	1,378,473	1,353,692	(24,781)

24 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $145,677,995) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A.
	Australian Dollar	Sell	1/20/21	$202,258	$192,131	$(10,127)
	British Pound	Sell	3/17/21	1,880,473	1,856,133	(24,340)
	Canadian Dollar	Buy	1/20/21	21,528	17,570	3,958
	Chilean Peso	Buy	1/20/21	828,256	740,838	87,418
	Chilean Peso	Sell	1/20/21	805,331	766,910	(38,421)
	Euro	Sell	3/17/21	2,348,160	2,335,196	(12,964)
	Japanese Yen	Buy	2/17/21	1,150,247	1,136,323	13,924
	New Zealand Dollar	Sell	1/20/21	1,242,121	1,165,594	(76,527)
	Swedish Krona	Sell	3/17/21	919,270	902,628	(16,642)
	Swiss Franc	Buy	3/17/21	797,571	795,986	1,585
Credit Suisse International
	Australian Dollar	Buy	1/20/21	745,956	682,198	63,758
	British Pound	Sell	3/17/21	96,863	95,411	(1,452)
	Canadian Dollar	Sell	1/20/21	781,818	749,038	(32,780)
	Euro	Sell	3/17/21	514,539	512,134	(2,405)
	New Zealand Dollar	Buy	1/20/21	206,588	190,782	15,806
	Swiss Franc	Sell	3/17/21	789,874	786,353	(3,521)
Goldman Sachs International
	Australian Dollar	Buy	1/20/21	3,023,765	2,887,999	135,766
	British Pound	Buy	3/17/21	742,476	728,132	14,344
	Canadian Dollar	Buy	1/20/21	2,083,512	2,011,231	72,281
	Chinese Yuan (Offshore)	Buy	2/18/21	2,177,943	2,150,442	27,501
	Euro	Sell	3/17/21	426,927	424,873	(2,054)
	Japanese Yen	Buy	2/17/21	849,087	841,371	7,716
	New Taiwan Dollar	Buy	2/17/21	768,494	771,267	(2,773)
	New Taiwan Dollar	Sell	2/17/21	775,058	765,628	(9,430)
	New Zealand Dollar	Sell	1/20/21	3,704,416	3,579,824	(124,592)
	Norwegian Krone	Buy	3/17/21	1,210,756	1,193,120	17,636
	Swedish Krona	Buy	3/17/21	2,877,511	2,825,816	51,695
	Swiss Franc	Buy	3/17/21	244,275	246,089	(1,814)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/20/21	878,738	812,777	65,961
	British Pound	Buy	3/17/21	434,787	424,983	9,804
	Canadian Dollar	Buy	1/20/21	324,638	311,319	13,319
	Chinese Yuan (Offshore)	Sell	2/18/21	1,638,475	1,608,537	(29,938)
	Euro	Buy	3/17/21	1,657,537	1,650,025	7,512
	Hong Kong Dollar	Sell	2/17/21	1,295,152	1,294,903	(249)
	Indian Rupee	Buy	2/17/21	747,650	736,651	10,999
	Indian Rupee	Sell	2/17/21	754,119	734,771	(19,348)
	Japanese Yen	Buy	2/17/21	1,890,582	1,865,089	25,493
	New Zealand Dollar	Sell	1/20/21	1,042,584	982,231	(60,353)
	Norwegian Krone	Buy	3/17/21	378,225	373,209	5,016
	South Korean Won	Buy	2/17/21	809,288	758,174	51,114
	South Korean Won	Sell	2/17/21	776,386	760,529	(15,857)
	Swedish Krona	Buy	3/17/21	211,283	207,479	3,804
	Swiss Franc	Sell	3/17/21	1,373,280	1,364,001	(9,279)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/20/21	1,055,549	1,018,790	36,759
	British Pound	Buy	3/17/21	328,074	323,170	4,904
	Canadian Dollar	Sell	1/20/21	1,079,115	1,020,678	(58,437)
	Chinese Yuan (Offshore)	Buy	2/18/21	3,220	5,370	(2,150)
	Euro	Buy	3/17/21	3,034,373	3,024,912	9,461

Putnam VT Diversified Income Fund 25

FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $145,677,995) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Indian Rupee	Buy	2/17/21	$747,649	$736,353	$11,296
	Indian Rupee	Sell	2/17/21	754,121	735,358	(18,763)
	Japanese Yen	Buy	2/17/21	689,613	685,532	4,081
	New Taiwan Dollar	Sell	2/17/21	7,215	1,994	(5,221)
	New Zealand Dollar	Sell	1/20/21	1,075,037	1,047,719	(27,318)
	Norwegian Krone	Sell	3/17/21	711,827	706,854	(4,973)
	South Korean Won	Buy	2/17/21	807,920	754,011	53,909
	South Korean Won	Sell	2/17/21	776,386	761,009	(15,377)
	Swedish Krona	Buy	3/17/21	533,851	527,428	6,423
	Swiss Franc	Buy	3/17/21	1,708,791	1,705,520	3,271
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/20/21	3,061,781	2,919,879	141,902
	British Pound	Buy	3/17/21	1,159,067	1,140,872	18,195
	Canadian Dollar	Buy	1/20/21	889,140	839,951	49,189
	Euro	Buy	3/17/21	295,630	292,222	3,408
	Japanese Yen	Buy	2/17/21	3,505,303	3,470,921	34,382
	New Zealand Dollar	Buy	1/20/21	1,104,756	1,030,895	73,861
	Norwegian Krone	Sell	3/17/21	98,363	97,218	(1,145)
	Swedish Krona	Buy	3/17/21	488,067	470,423	17,644
	Swiss Franc	Sell	3/17/21	1,569,899	1,568,447	(1,452)
NatWest Markets PLC
	Australian Dollar	Buy	1/20/21	2,816,187	2,704,939	111,248
	British Pound	Buy	3/17/21	1,983,766	1,946,725	37,041
	Canadian Dollar	Buy	1/20/21	588,308	568,955	19,353
	Euro	Sell	3/17/21	1,013,171	1,008,078	(5,093)
	Japanese Yen	Buy	2/17/21	594,838	588,209	6,629
	New Zealand Dollar	Sell	1/20/21	2,452,077	2,376,667	(75,410)
	Norwegian Krone	Buy	3/17/21	312,731	305,309	7,422
	Swedish Krona	Sell	3/17/21	218,739	205,644	(13,095)
	Swiss Franc	Sell	3/17/21	433,537	432,622	(915)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/21	60,222	134,227	(74,005)
	British Pound	Sell	3/17/21	3,765,052	3,714,843	(50,209)
	Canadian Dollar	Sell	1/20/21	1,278,596	1,269,732	(8,864)
	Euro	Sell	3/17/21	12,858,213	12,801,998	(56,215)
	Hong Kong Dollar	Sell	2/17/21	3,254,915	3,254,060	(855)
	Japanese Yen	Sell	2/17/21	1,100,236	1,104,872	4,636
	New Zealand Dollar	Sell	1/20/21	1,221,326	1,138,596	(82,730)
	Norwegian Krone	Sell	3/17/21	488,225	480,262	(7,963)
	Swedish Krona	Buy	3/17/21	585,024	574,774	10,250
	Swiss Franc	Buy	3/17/21	1,258,730	1,257,194	1,536
Toronto-Dominion Bank
	Australian Dollar	Buy	1/20/21	625,974	583,010	42,964
	British Pound	Buy	3/17/21	85,644	84,365	1,279
	Canadian Dollar	Sell	1/20/21	1,470,535	1,404,748	(65,787)
	Euro	Sell	3/17/21	3,045,141	3,028,328	(16,813)
	Hong Kong Dollar	Sell	2/17/21	119,915	119,888	(27)
	Japanese Yen	Buy	2/17/21	1,337,929	1,323,689	14,240
	New Zealand Dollar	Buy	1/20/21	12,161	11,230	931
	Norwegian Krone	Buy	3/17/21	623,713	612,666	11,047
	Swedish Krona	Buy	3/17/21	18,550	18,216	334
	Swiss Franc	Buy	3/17/21	1,399,654	1,396,970	2,684

26 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $145,677,995) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG
	Australian Dollar	Sell	1/20/21	$2,328,239	$2,138,283	$(189,956)
	Australian Dollar	Buy	3/15/21	1,046,635	972,203	74,432
	Australian Dollar	Sell	3/15/21	1,046,635	979,116	(67,519)
	British Pound	Sell	3/17/21	607,306	598,315	(8,991)
	Canadian Dollar	Buy	1/20/21	1,527,181	1,478,909	48,272
	Euro	Buy	3/17/21	1,145,323	1,137,318	8,005
	Hong Kong Dollar	Sell	2/17/21	1,367,036	1,366,700	(336)
	Japanese Yen	Buy	2/17/21	3,037,620	3,001,858	35,762
	New Zealand Dollar	Sell	1/20/21	1,251,836	1,314,137	62,301
	Norwegian Krone	Sell	3/17/21	1,143,957	1,125,119	(18,838)
	Swedish Krona	Buy	3/17/21	1,285,700	1,262,896	22,804
	Swiss Franc	Sell	3/17/21	189,942	188,702	(1,240)
WestPac Banking Corp.
	Australian Dollar	Buy	1/20/21	263,868	271,778	(7,910)
	British Pound	Buy	3/17/21	103,840	102,289	1,551
	Canadian Dollar	Sell	1/20/21	277,655	262,931	(14,724)
	Chinese Yuan (Offshore)	Buy	2/18/21	3,204	5,363	(2,159)
	Euro	Sell	3/17/21	1,133,577	1,129,847	(3,730)
	Japanese Yen	Sell	2/17/21	256,250	253,049	(3,201)
	New Zealand Dollar	Sell	1/20/21	1,080,647	1,044,066	(36,581)
Unrealized appreciation						1,768,604
Unrealized (depreciation)						(1,614,507)
Total						$154,097

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/20	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr
(Long)	1	$217,014	$217,014	Mar-21	$(797)
U.S. Treasury
Bond Ultra 30 yr
(Long)	7	1,494,938	1,494,938	Mar-21	14,422
U.S. Treasury
Note 2 yr (Short)	480	106,068,750	106,068,750	Mar-21	(102,330)
U.S. Treasury
Note Ultra 10 yr
(Short)	27	4,221,703	4,221,703	Mar-21	20,205
Unrealized appreciation					34,627
Unrealized (depreciation)					(103,127)
Total					$(68,500)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20
(premiums $7,126,999)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
1.5843/3 month
USD-LIBOR-BBA/Jan-51	Jan-21/1.5843	$2,858,600	$1,629
(0.00)/3 month
USD-LIBOR-BBA/Jun-24	Jun-22/0.00	15,045,100	9,779
1.525/3 month
USD-LIBOR-BBA/Jan-51	Jan-21/1.525	6,751,400	43,006
2.074/3 month
USD-LIBOR-BBA/Dec-53	Dec-23/2.074	1,203,600	62,768

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20
(premiums $7,126,999) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
(0.418)/3 month
USD-LIBOR-BBA/Jan-26	Jan-21/0.418	$55,220,300	$50,803
Citibank, N.A.
1.805/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	4,996,000	5
(1.242)/3 month
USD-LIBOR-BBA/Apr-51	Apr-21/1.242	1,050,200	24,081
1.5275/3 month
USD-LIBOR-BBA/Jan-51	Jan-21/1.5275	6,751,400	41,994
1.242/3 month
USD-LIBOR-BBA/Apr-51	Apr-21/1.242	1,050,200	69,985
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	2,578,300	145,803
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	2,578,300	172,462
(1.805)/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	4,996,000	429,856
Goldman Sachs
International
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	14,950,100	3,140
1.722/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP 1,390,800	53,349
(1.722)/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP 1,390,800	228,439

Putnam VT Diversified Income Fund 27

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20
(premiums $7,126,999) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount		Value
JPMorgan Chase Bank N.A.
1.333/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	$2,897,700		$666
(0.792)/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/0.792	39,514,300		24,499
1.667/6 month
EUR-EURIBOR-Reuters/
Feb-36	Feb-26/1.667	EUR	3,059,700	25,530
(1.333)/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	$2,897,700		29,325
(0.968)/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,407,300		36,548
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	9,328,700		37,408
(1.07)/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,242,700		40,234
(0.7785)/3 month
USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	12,471,600		47,517
1.07/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,242,700		93,902
0.968/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,407,300		109,150
(0.964)/3 month
USD-LIBOR-BBA/Mar-31	Mar-21/0.964	37,923,800		449,397
(1.667)/6 month
EUR-EURIBOR-Reuters/
Feb-36	Feb-26/1.667	EUR	3,059,700	634,506
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	$9,328,700		1,690,734
Morgan Stanley & Co.
International PLC
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	6,407,200		6
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100		14,807
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100		15,258
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	2,817,200		49,864
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	2,817,200		140,804
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100		154,388
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100		157,622
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	2,490,200		645,535
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	2,490,200		805,405
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	2,490,200		825,252
Toronto-Dominion Bank
(1.17)/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	202,900		15,619
1.05/3 month
USD-LIBOR-BBA/Mar-27	Mar-25/1.05	5,263,000		45,157
1.17/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	405,900		71,073

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20
(premiums $7,126,999) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
UBS AG
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	$2,990,900	$120,354
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,990,900	214,089
Total			$7,831,748

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $401,210)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount		Value
Goldman Sachs International
AUD/USD (Call)	May-21/$0.83	$7,812,884	AUD	10,134,100	$29,767
USD/MXN (Put)	Apr-21/MXN 19.00	9,006,500	$9,006,500		75,195
HSBC Bank USA, National Association
AUD/USD (Call)	Mar-21/$0.80	6,436,893	AUD	8,349,300	31,361
EUR/USD (Call)	Mar-21/1.27	5,245,276	EUR	4,293,600	16,486
	Jun-21/
USD/KRW (Put)	KRW 1000.00	3,772,166	$3,772,166		4,764
USD/SGD (Put)	Mar-21/SGD 1.30	2,874,500	2,874,500		10,630
JPMorgan Chase Bank N.A.
Uniform
Mortgage-
Backed
Securities 30
yr 2.00% TBA
commitments
(Put)	Feb-21/$103.31	39,000,000	39,000,000		134,979
Uniform
Mortgage-
Backed
Securities 30
yr 2.00% TBA
commitments
(Put)	Feb-21/103.34	23,000,000	23,000,000		80,799
Uniform
Mortgage-
Backed
Securities 30
yr 3.00% TBA
commitments
(Put)	Jan-21/104.53	10,000,000	10,000,000		540
USD/MXN (Put)	Apr-21/MXN 19.75	2,514,800	2,514,800		53,211
USD/SGD (Put)	Apr-21/SGD 1.30	2,874,500	2,874,500		13,177
Morgan Stanley & Co. International PLC
EUR/SEK (Put)	Mar-21/SEK 9.65	2,877,719	EUR	2,355,600	3,882
USD/MXN (Put)	Jun-21/MXN 18.25	2,514,800	$2,514,800		11,256
Total					$466,047

28 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$498,211
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	489,774
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	232,830
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$2,832,600	(202,814)	106,053
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	58,609
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	41,598
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,955,900	(46,355)	22,767
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	(2,446)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,288,200	(29,145)	(5,217)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	(6,419)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$1,955,900	(46,355)	(27,265)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(54,238)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(75,381)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(76,092)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$2,832,600	(202,814)	(97,187)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(102,368)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	(158,537)	(157,764)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(306,553)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	87,116
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(48,536)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$725,000	(93,344)	95,707
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	4,261
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,504,500	(24,335)	1,324
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,504,500	(24,335)	(1,866)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(3,503)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	(16,564)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	(29,429)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(72,689)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	105,983
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	16,667
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(10,769)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(103,698)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	61,182
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	51,530
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(53,524)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(53,665)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	30,639
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(13,611)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	648,041
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	335,768
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	103,363
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	74,923
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	55,828
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	20,069
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	12,611
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(3,360)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(4,754)

Putnam VT Diversified Income Fund 29

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20 cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	$(37,153)	$(19,106)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(27,884)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	(48,252)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(61,988)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(75,791)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(116,884)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(402,552)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	57,700
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	47,265
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	42,840
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(29,005)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(30,182)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(41,533)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	313,650
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	86,362
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(6,612)	(6,615)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(787,285)	(67,280)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(85,463)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(98,841)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	211,912
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(295,068)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(77,276)	70,740
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	36,578
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	25,373
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	20,698
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	15,046
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(9,969)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(10,299)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	(13,924)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	(14,664)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	(22,927)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	(23,007)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	(30,006)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(38,711)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(206,008)	(99,391)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	174,390
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,910,600	50,774	20,329
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	13,943
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	1,956
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	(13,546)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	47,858	(180,196)
Unrealized appreciation					4,293,636
Unrealized (depreciation)					(3,189,982)
Total					$1,103,654

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20
(proceeds receivable $54,767,149)	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	$10,000,000	1/14/21	$10,542,188
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	33,000,000	1/14/21	34,289,063
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	10,000,000	1/14/21	10,104,688
Total			$54,935,939

30 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$686,100	$31,596 E	$(4)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	$31,592
				Quarterly
1,775,800	80,202 E	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(80,212)
					BBA — Quarterly
3,717,300	250,862	(752)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	256,999
				Quarterly
1,285,100	59,117 E	(220)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	58,898
				Quarterly
2,315,300	94,376 E	(13)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	94,363
				Quarterly
3,398,600	139,207 E	(19)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	139,188
				Quarterly
1,061,300	330,684 E	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-	(330,720)
					BBA — Quarterly
700,900	48,860 E	(16)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	48,845
				Quarterly
2,674,400	329,307	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(332,820)
					BBA — Quarterly
1,684,700	86,631 E	(19)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	86,612
				Quarterly
140,900	29,680 E	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(29,685)
					BBA — Quarterly
742,900	145,238 E	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-	(145,263)
					BBA — Quarterly
3,162,000	92,504 E	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-	(92,522)
					BBA — Quarterly
774,100	83,575 E	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(83,586)
					BBA — Quarterly
1,032,500	113,847 E	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(113,882)
					BBA — Quarterly
4,473,000	188,058	(42)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-	(206,006)
					BBA — Quarterly
4,473,000	187,025	(42)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-	(204,893)
					BBA — Quarterly
1,380,600	48,434 E	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	(48,481)
					BBA — Quarterly
25,783,200	229,161	(72,255)	10/15/21	3 month USD-LIBOR-BBA —	1.316% — Semiannually	215,304
				Quarterly
26,814,500	284,153	(71,536)	10/21/21	3 month USD-LIBOR-BBA —	1.5025% — Semiannually	279,768
				Quarterly
118,200	13,213 E	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(13,217)
					BBA — Quarterly
65,300	6,406 E	(2)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	6,404
				Quarterly
19,984,100	107,934	10,943	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-	(116,648)
					BBA — Quarterly
19,984,100	191,727	(37,119)	11/3/21	3 month USD-LIBOR-BBA —	1.331% — Semiannually	190,364
				Quarterly
527,900	26,402 E	(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	26,384
					BBA — Quarterly
831,400	12,586 E	(12)	3/4/31	3 month USD-LIBOR-BBA —	1.101% — Semiannually	12,574
				Quarterly
24,211,500	81,472	(91)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(129,603)
					BBA — Quarterly
52,366,500	157,780	(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(194,226)
					BBA — Quarterly
2,990,500	205,214 E	(102)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	(205,316)
				Quarterly
252,600	17,482 E	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	17,473
					BBA — Quarterly

Putnam VT Diversified Income Fund 31

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$610,000	$91,513 E	$(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	$91,493
					BBA — Quarterly
623,100	118,126 E	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	118,105
					BBA — Quarterly
1,046,400	7,907 E	(15)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	(7,921)
				Quarterly
403,700	9,627 E	(5)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(9,632)
				Quarterly
228,700	12,005 E	(3)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(12,009)
				Quarterly
1,162,600	37,430 E	(16)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	37,413
					BBA — Quarterly
202,300	8,343 E	(4)	6/21/37	3 month USD-LIBOR-BBA —	1.232% — Semiannually	(8,347)
				Quarterly
161,800	7,800 E	(3)	6/20/40	3 month USD-LIBOR-BBA —	1.204% — Semiannually	(7,803)
				Quarterly
203,700	9,597 E	(4)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	(9,600)
				Quarterly
45,200	2,285 E	(1)	7/3/40	3 month USD-LIBOR-BBA —	1.177% — Semiannually	(2,286)
				Quarterly
7,724,800	26,828	(62)	7/14/25	3 month USD-LIBOR-BBA —	0.30% — Semiannually	(20,020)
				Quarterly
3,565,200	80,816	(47)	7/15/30	3 month USD-LIBOR-BBA —	0.645% — Semiannually	(72,090)
				Quarterly
4,619,400	17,166	(44)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-	13,176
					BBA — Quarterly
7,119,400	14,075 E	(40)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-	14,035
					BBA — Quarterly
5,496,500	27,109	(44)	8/12/25	3 month USD-LIBOR-BBA —	0.277% — Semiannually	(22,905)
				Quarterly
2,048,400	154,238 E	159,105	9/2/52	3 month USD-LIBOR-BBA —	1.188% — Semiannually	4,867
				Quarterly
7,026,600	19,576	(66)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-	17,772
					BBA — Quarterly
12,783,400	5,765	(48)	9/16/22	3 month USD-LIBOR-BBA —	0.214% — Semiannually	12,450
				Quarterly
7,427,700	2,696	(60)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-	(5,655)
					BBA — Quarterly
11,232,000	17,634	5,767	10/16/25	3 month USD-LIBOR-BBA —	0.37% — Semiannually	(8,738)
				Quarterly
8,388,000	125,476	(5,712)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-	110,786
					BBA — Quarterly
6,038,000	377,206	(16,270)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-	349,316
					BBA — Quarterly
2,625,300	3,904	—	12/7/30	3 month USD-LIBOR-BBA —	0.932% — Semiannually	5,124
				Quarterly
2,152,800	9,558	—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-	8,645
					BBA — Quarterly
7,427,700	21,251	(60)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-	(23,586)
					BBA — Quarterly
809,500	20,646	(28)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-	20,285
					BBA — Quarterly
8,274,800	11,229 E	(46)	7/5/24	3 month USD-LIBOR-BBA —	0.41% — Semiannually	11,183
				Quarterly
321,000	11,887	(223)	12/1/50	3 month USD-LIBOR-BBA —	1.26% — Semiannually	(11,835)
				Quarterly
9,844,300	21,283	(62)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-	(21,857)
					BBA — Quarterly
10,688,100	113,101	(204)	12/2/33	3 month USD-LIBOR-BBA —	1.02% — Semiannually	(106,551)
				Quarterly

32 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$111,951,000	$125,161 E	$(105,860)	3/17/23	3 month USD-LIBOR-BBA —	0.25% — Semiannually	$19,301
					Quarterly
	63,914,000	29,209 E	(102,590)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-	(73,381)
						BBA — Quarterly
	17,143,000	85,355 E	128,398	3/17/31	3 month USD-LIBOR-BBA —	0.90% — Semiannually	43,043
					Quarterly
	13,470,000	568,555 E	649,903	3/17/51	3 month USD-LIBOR-BBA —	1.25% — Semiannually	81,348
					Quarterly
	7,594,500	2,840	(61)	12/16/25	3 month USD-LIBOR-BBA —	0.428% — Semiannually	3,393
					Quarterly
	6,775,000	22,601 E	(1,250)	3/17/31	0.700% — Annually	Secured Overnight	21,351
						Financing Rate —
						Annually
	1,501,100	1,548 E	(21)	6/22/31	3 month USD-LIBOR-BBA —	1.0025% — Semiannually	1,526
					Quarterly
	4,946,000	6,168	(40)	12/31/25	3 month USD-LIBOR-BBA —	0.4515% — Semiannually	5,738
					Quarterly
	97,000	822	(3)	1/4/51	3 month USD-LIBOR-BBA —	1.4375% — Semiannually	818
					Quarterly
	14,921,000	1,492	(56)	1/5/23	0.201% — Semiannually	3 month USD-LIBOR-	(1,548)
						BBA — Quarterly
	2,510,000	5,924	(33)	1/5/31	3 month USD-LIBOR-BBA —	0.944% — Semiannually	5,890
					Quarterly
AUD	53,800	127 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-	127
						BBSW — Semiannually
AUD	181,000	3,458 E	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-	3,457
						BBSW — Semiannually
AUD	67,200	1,643 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-	1,642
						BBSW — Semiannually
AUD	104,900	4,067 E	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-	4,066
						BBSW — Semiannually
AUD	391,500	22,275 E	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-	22,270
						BBSW — Semiannually
AUD	25,100	1,333 E	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-	1,332
						BBSW — Semiannually
AUD	1,626,000	14,796 E	10,187	3/17/31	6 month AUD-BBR-BBSW —	0.90% — Semiannually	(4,609)
					Semiannually
CAD	5,942,500	166,599	(42)	9/18/24	3 month CAD-BA-CDOR —	1.638% — Semiannually	181,419
					Semiannually
CAD	5,942,500	165,217	(42)	9/18/24	3 month CAD-BA-CDOR —	1.63% — Semiannually	179,933
					Semiannually
CAD	11,000	29 E	(43)	3/17/31	1.20% — Semiannually	3 month CAD-BA-CDOR —	(14)
						Semiannually
CHF	679,000	5,436 E	(1,984)	3/17/31	—	0.33% plus 6 month	3,453
						CHF-LIBOR-BBA —
						Semiannually
EUR	347,600	196,643 E	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-	(196,656)
						REUTERS — Semiannually
EUR	472,900	238,045	(18)	2/19/50	6 month EUR-EURIBOR-	1.354% — Annually	245,301
					REUTERS — Semiannually
EUR	522,000	246,635	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-	(253,447)
						REUTERS — Semiannually
EUR	528,600	239,040	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-	(245,843)
						REUTERS — Semiannually
EUR	653,200	272,155	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-	(279,551)
						REUTERS — Semiannually

Putnam VT Diversified Income Fund 33

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	636,800	$326,021 E	$(24)	11/29/58	6 month EUR-EURIBOR-	1.343% — Annually	$325,997
					REUTERS — Semiannually
EUR	679,000	266,297	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-	(274,724)
						REUTERS — Semiannually
EUR	503,000	200,173 E	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-	(200,192)
						REUTERS — Semiannually
EUR	458,800	155,105	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-	(160,127)
						REUTERS — Semiannually
EUR	307,000	92,129	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-	(95,163)
						REUTERS — Semiannually
EUR	1,018,300	187,008 E	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-	(187,046)
						REUTERS — Semiannually
EUR	614,700	47,040 E	(23)	6/6/54	6 month EUR-EURIBOR-	0.207% — Annually	47,017
					REUTERS — Semiannually
EUR	864,500	79,563	(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-	(83,265)
						REUTERS — Semiannually
EUR	3,365,700	756,830	(127)	2/19/50	6 month EUR-EURIBOR-	0.595% — Annually	783,097
					REUTERS — Semiannually
EUR	4,616,000	149,212 E	(57)	1/27/30	6 month EUR-EURIBOR-	0.352% — Annually	149,154
					REUTERS — Semiannually
EUR	401,600	19,808 E	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-	(19,823)
						REUTERS — Semiannually
EUR	189,700	16,671 E	(7)	3/13/54	—	0.2275% plus 6 month	16,664
						EUR-EURIBOR-
						REUTERS — Semiannually
EUR	1,164,500	852 E	(25)	5/13/40	6 month EUR-EURIBOR-	0.276% — Annually	827
					REUTERS — Semiannually
EUR	550,400	3,062 E	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-	(3,074)
						REUTERS — Semiannually
EUR	766,600	4,647 E	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-	(4,665)
						REUTERS — Semiannually
EUR	262,300	1,599 E	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-	(1,605)
						REUTERS — Semiannually
EUR	353,000	2,313 E	314	3/17/31	0.30% plus 6 month EUR-	—	(2,000)
					EURIBOR-REUTERS —
					Semiannually
GBP	1,436,000	8,585 E	2,196	3/17/31	Sterling	0.12% — Annually	(6,390)
					Overnight Index Average —
					Annually
JPY	39,192,500	28,960 E	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-	(28,971)
						BBA — Semiannually
JPY	49,066,800	15,723 E	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-	15,709
						BBA — Semiannually
NOK	8,587,000	10,350 E	(522)	3/17/31	6 month NOK-NIBOR-NIBR —	1.20% — Annually	(10,872)
					Semiannually
NZD	1,044,000	8,246 E	988	3/17/31	3 month NZD-BBR-FRA —	0.90% — Semiannually	(7,258)
					Quarterly
SEK	22,551,000	28,996 E	(8,428)	3/17/31	0.300% — Annually	3 month SEK-STIBOR-	20,568
						SIDE — Quarterly
Total			$540,425				$(354,280)

E Extended effective date.

34 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$409,976	$410,743	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$1,531
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
71,418	71,551	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	267
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
61,742	61,858	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	231
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,712,152	5,712,152	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	12,677
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
690,615	689,857	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	784
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
231,424	231,577	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(752)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
3,960,031	3,962,546	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(13,216)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
56,811	55,893	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	148
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
40,600	39,496	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(510)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
32,764	31,892	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	384
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
76,764	75,389	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	159
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
40,874	40,216	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(106)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
31,208	30,705	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(81)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
24,596	24,200	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(64)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
35,708	35,386	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	141
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
64,795	62,851	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,129)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
9,295	9,016	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(162)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
5,768	5,595	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(100)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
533,547	533,547	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	1,184
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
340,945	340,945	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	757
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$206,606	$206,606	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$459
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
224,085	224,085	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	497
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
106,003	104,296	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(275)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
55,576	54,681	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(144)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
72,545	71,372	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(189)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
37,698	37,089	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(98)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
30,271	29,782	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(79)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
160,748	155,108	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(3,114)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
65,856	63,545	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,276)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
54,037	53,069	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	112
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
59,536	58,470	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	124
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
56,843	55,928	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	(147)
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
Deutsche Bank AG
269,185	269,356	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(898)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
12,113	12,121	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(40)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
32,278	32,298	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(108)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
70,820	70,865	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(236)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
131,632	131,715	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(439)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
157,938	158,039	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(527)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
188,527	188,647	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(629)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

36 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$258,271	$258,435	$—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	$(862)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
54,400	53,472	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	149
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
53,186	52,326	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	138
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
131,215	127,650	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,650)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
117,624	113,497	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(2,278)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
113,427	110,345	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,426)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
100,771	98,033	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,267)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
100,771	98,033	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(1,267)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
65,364	63,070	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,266)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
183,909	179,010	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	2,157
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
79,035	77,620	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	164
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
65,574	64,982	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	260
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
50,309	49,855	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	199
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
25,691	25,459	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	102
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
25,157	24,930	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	100
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
9,590	9,503	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	38
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
36,453	35,359	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(635)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
26,878	26,071	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(468)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,906	1,849	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(33)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$153,340	$149,256	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(1,798)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
39,152	38,109	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(459)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
24,181	23,537	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(284)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
79,035	77,620	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	164
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
8,804,772	8,911,747	—	1/10/21	2.25% (0.18%) — At	US Treasury Bond 2.25%,	116,558
				maturity	08/15/49 — At maturity
JPMorgan Securities LLC
205,280	201,974	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	532
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
30,518	30,024	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	79
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
61,973	60,095	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(977)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
486,784	473,556	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	6,121
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Morgan Stanley & Co. International PLC
856,489	854,414	(2,075)	7/17/24	3.825% (3 month USD-	Pera Funding DAC, 3.825%,	(6,730)
				LIBOR-BBA minus	Series 2019–01, 7/10/24 —
				0.12%) — Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		146,216
Upfront premium (paid)		(2,075)		Unrealized (depreciation)		(45,719)
Total		$(2,075)		Total		$100,497

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	2,753,000	$283,474	$(98)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP	$283,376
						excluding tobacco — At
						maturity
EUR	1,558,000	250,707	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	250,707
						excluding tobacco — At
						maturity
EUR	5,511,000	247,945	(102)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP	247,843
						excluding tobacco — At
						maturity
EUR	5,511,000	242,370	(102)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP	242,269
						excluding tobacco — At
						maturity
EUR	1,558,000	96,817	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	(96,817)
						excluding tobacco — At
						maturity
EUR	5,099,000	235,432	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP	(235,492)
						excluding tobacco — At
						maturity
EUR	5,099,000	236,691	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP	(236,750)
						excluding tobacco — At
						maturity

38 Putnam VT Diversified Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	5,099,000	$237,108	$(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP	$(237,168)
						excluding tobacco — At
						maturity
EUR	5,099,000	237,525	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP	(237,585)
						excluding tobacco — At
						maturity
EUR	2,753,000	463,100	(130)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP	(463,229)
						excluding tobacco — At
						maturity
EUR	5,511,000	610,424	(196)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP	(610,619)
						excluding tobacco — At
						maturity
EUR	5,511,000	618,657	(196)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP	(618,853)
						excluding tobacco — At
						maturity
GBP	3,154,000	347,666	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail	347,598
						Price Index — At maturity
GBP	3,532,000	195,103	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	195,020
						Price Index — At maturity
GBP	2,460,000	164,092	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	164,035
						Price Index — At maturity
GBP	3,493,000	156,188	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail	156,142
						Price Index — At maturity
GBP	1,892,000	111,446	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	111,402
						Price Index — At maturity
GBP	1,747,000	77,569	(23)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail	77,546
						Price Index — At maturity
GBP	1,747,000	73,838	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail	73,838
						Price Index — At maturity
GBP	883,000	56,465	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	56,445
						Price Index — At maturity
GBP	949,000	354,789	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail	(354,839)
						Price Index — At maturity
	$2,513,000	30,546	(25)	11/29/24	(1.703%) — At maturity	USA Non Revised	30,520
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,513,000	21,039	(25)	12/10/24	(1.7625%) — At maturity	USA Non Revised	21,013
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	8,520,000	572,689	7,324	7/10/30	1.6625% — At maturity	USA Non Revised	(565,365)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	8,400,000	623,759	(140)	6/30/30	1.586% — At maturity	USA Non Revised	(623,901)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
Total			$5,679				$(2,022,864)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB/P	$5,468	$80,000	$21,360	5/11/63	300 bp — Monthly	$(15,845)
CMBX NA BBB–.6 Index	BB/P	10,546	175,000	46,725	5/11/63	300 bp — Monthly	(36,077)
CMBX NA BBB–.6 Index	BB/P	21,545	349,000	93,183	5/11/63	300 bp — Monthly	(71,434)
CMBX NA BBB–.6 Index	BB/P	20,577	361,000	96,387	5/11/63	300 bp — Monthly	(75,599)

Putnam VT Diversified Income Fund 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	$4,583	$39,000	$2,937	5/11/63	200 bp — Monthly	$1,661
CMBX NA A.6 Index	A/P	5,202	41,000	3,087	5/11/63	200 bp — Monthly	2,131
CMBX NA A.6 Index	A/P	14,218	94,000	7,078	5/11/63	200 bp — Monthly	7,176
CMBX NA A.6 Index	A/P	17,444	113,000	8,509	5/11/63	200 bp — Monthly	8,979
CMBX NA A.6 Index	A/P	19,263	115,000	8,660	5/11/63	200 bp — Monthly	10,648
CMBX NA A.6 Index	A/P	24,836	179,000	13,479	5/11/63	200 bp — Monthly	11,427
CMBX NA A.6 Index	A/P	42,096	238,000	17,921	5/11/63	200 bp — Monthly	24,267
CMBX NA A.6 Index	A/P	57,356	345,000	25,979	5/11/63	200 bp — Monthly	31,512
CMBX NA BB.11 Index	BB–/P	$57,630	$102,000	$23,929	11/18/54	500 bp — Monthly	$33,800
CMBX NA BB.6 Index	B/P	165,112	1,151,000	488,369	5/11/63	500 bp — Monthly	(322,138)
CMBX NA BB.7 Index	B+/P	46,032	902,000	350,878	1/17/47	500 bp — Monthly	(303,969)
CMBX NA BBB– .12 Index	BBB–/P	42,800	270,000	21,330	8/17/61	300 bp — Monthly	21,628
CMBX NA BBB– .13 Index	BBB–/P	6,753	77,000	4,759	12/16/72	300 bp — Monthly	2,039
CMBX NA BBB– .13 Index	BBB–/P	69,455	738,000	45,608	12/16/72	300 bp — Monthly	24,277
CMBX NA BBB–.6 Index	BB/P	3,825	58,000	15,486	5/11/63	300 bp — Monthly	(11,628)
CMBX NA BBB–.6 Index	BB/P	4,145	63,000	16,821	5/11/63	300 bp — Monthly	(12,639)
CMBX NA BBB–.6 Index	BB/P	10,756	158,000	42,186	5/11/63	300 bp — Monthly	(31,337)
CMBX NA BBB–.6 Index	BB/P	306,423	4,812,000	1,284,804	5/11/63	300 bp — Monthly	(975,574)
Credit Suisse International
CMBX NA BB.7 Index	B+/P	22,204	166,000	64,574	1/17/47	500 bp — Monthly	(42,208)
CMBX NA BBB–.6 Index	BB/P	8,950	81,000	21,627	5/11/63	300 bp — Monthly	(12,630)
CMBX NA BBB–.6 Index	BB/P	19,778	179,000	47,793	5/11/63	300 bp — Monthly	(27,910)
CMBX NA BBB–.6 Index	BB/P	683,295	7,272,000	1,941,624	5/11/63	300 bp — Monthly	(1,254,087)
CMBX NA BBB–.7 Index	BB+/P	13,231	179,000	35,585	1/17/47	300 bp — Monthly	(22,250)
CMBX NA BBB–.7 Index	BB+/P	34,676	528,000	104,966	1/17/47	300 bp — Monthly	(69,982)
Goldman Sachs International
CMBX NA BBB–.6 Index	BB/P	13,478	87,000	23,229	5/11/63	300 bp — Monthly	(9,700)
CMBX NA A.6 Index	A/P	238	2,000	151	5/11/63	200 bp — Monthly	88
CMBX NA BB.6 Index	B/P	48,449	113,000	47,946	5/11/63	500 bp — Monthly	550
CMBX NA BB.9 Index	B+/P	21,836	54,000	18,252	9/17/58	500 bp — Monthly	3,637
CMBX NA BBB– .13 Index	BBB–/P	105	1,000	62	12/16/72	300 bp — Monthly	44
CMBX NA BBB– .13 Index	BBB–/P	1,013	17,000	1,051	12/16/72	300 bp — Monthly	(28)
CMBX NA BBB– .13 Index	BBB–/P	1,007	17,000	1,051	12/16/72	300 bp — Monthly	(34)
CMBX NA BBB– .13 Index	BBB–/P	2,192	30,000	1,854	12/16/72	300 bp — Monthly	356
CMBX NA BBB– .13 Index	BBB–/P	5,540	35,000	2,163	12/16/72	300 bp — Monthly	3,398
CMBX NA BBB– .13 Index	BBB–/P	6,425	41,000	2,534	12/16/72	300 bp — Monthly	3,915
CMBX NA BBB– .13 Index	BBB–/P	3,490	59,000	3,646	12/16/72	300 bp — Monthly	(122)
CMBX NA BBB– .13 Index	BBB–/P	13,542	80,000	4,944	12/16/72	300 bp — Monthly	8,645
CMBX NA BBB– .13 Index	BBB–/P	13,694	80,000	4,944	12/16/72	300 bp — Monthly	8,797
CMBX NA BBB–.6 Index	BB/P	420	5,000	1,335	5/11/63	300 bp — Monthly	(912)
CMBX NA BBB–.6 Index	BB/P	1,597	12,000	3,204	5/11/63	300 bp — Monthly	(1,600)
CMBX NA BBB–.6 Index	BB/P	1,607	12,000	3,204	5/11/63	300 bp — Monthly	(1,590)
CMBX NA BBB–.6 Index	BB/P	1,947	22,000	5,874	5/11/63	300 bp — Monthly	(3,914)
CMBX NA BBB–.6 Index	BB/P	3,254	28,000	7,476	5/11/63	300 bp — Monthly	(4,206)
CMBX NA BBB–.6 Index	BB/P	2,849	36,000	9,612	5/11/63	300 bp — Monthly	(6,742)
CMBX NA BBB–.6 Index	BB/P	6,209	59,000	15,753	5/11/63	300 bp — Monthly	(9,510)
CMBX NA BBB–.6 Index	BB/P	5,920	59,000	15,753	5/11/63	300 bp — Monthly	(9,799)
CMBX NA BBB–.6 Index	BB/P	6,856	62,000	16,554	5/11/63	300 bp — Monthly	(9,662)
CMBX NA BBB–.6 Index	BB/P	5,978	69,000	18,423	5/11/63	300 bp — Monthly	(12,404)
CMBX NA BBB–.6 Index	BB/P	4,769	70,000	18,690	5/11/63	300 bp — Monthly	(13,880)
CMBX NA BBB–.6 Index	BB/P	8,842	79,000	21,093	5/11/63	300 bp — Monthly	(12,205)
CMBX NA BBB–.6 Index	BB/P	9,574	87,000	23,229	5/11/63	300 bp — Monthly	(13,604)

40 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BB/P	$8,117	$94,000	$25,098	5/11/63	300 bp — Monthly	$(16,926)
CMBX NA BBB–.6 Index	BB/P	16,293	98,000	26,166	5/11/63	300 bp — Monthly	(9,816)
CMBX NA BBB–.6 Index	BB/P	13,886	102,000	27,234	5/11/63	300 bp — Monthly	(13,289)
CMBX NA BBB–.6 Index	BB/P	8,608	102,000	27,234	5/11/63	300 bp — Monthly	(18,567)
CMBX NA BBB–.6 Index	BB/P	5,606	111,000	29,637	5/11/63	300 bp — Monthly	(23,966)
CMBX NA BBB–.6 Index	BB/P	16,916	113,000	30,171	5/11/63	300 bp — Monthly	(13,189)
CMBX NA BBB–.6 Index	BB/P	16,910	115,000	30,705	5/11/63	300 bp — Monthly	(13,728)
CMBX NA BBB–.6 Index	BB/P	13,259	119,000	31,773	5/11/63	300 bp — Monthly	(18,444)
CMBX NA BBB–.6 Index	BB/P	13,309	123,000	32,841	5/11/63	300 bp — Monthly	(19,460)
CMBX NA BBB–.6 Index	BB/P	13,360	123,000	32,841	5/11/63	300 bp — Monthly	(19,409)
CMBX NA BBB–.6 Index	BB/P	10,717	127,000	33,909	5/11/63	300 bp — Monthly	(23,118)
CMBX NA BBB–.6 Index	BB/P	10,857	131,000	34,977	5/11/63	300 bp — Monthly	(24,044)
CMBX NA BBB–.6 Index	BB/P	13,452	134,000	35,778	5/11/63	300 bp — Monthly	(22,248)
CMBX NA BBB–.6 Index	BB/P	6,776	139,000	37,113	5/11/63	300 bp — Monthly	(30,256)
CMBX NA BBB–.6 Index	BB/P	15,957	143,000	38,181	5/11/63	300 bp — Monthly	(22,141)
CMBX NA BBB–.6 Index	BB/P	15,957	143,000	38,181	5/11/63	300 bp — Monthly	(22,141)
CMBX NA BBB–.6 Index	BB/P	21,242	153,000	40,851	5/11/63	300 bp — Monthly	(19,520)
CMBX NA BBB–.6 Index	BB/P	17,887	160,000	42,720	5/11/63	300 bp — Monthly	(24,740)
CMBX NA BBB–.6 Index	BB/P	8,601	166,000	44,322	5/11/63	300 bp — Monthly	(35,624)
CMBX NA BBB–.6 Index	BB/P	25,922	172,000	45,924	5/11/63	300 bp — Monthly	(19,902)
CMBX NA BBB–.6 Index	BB/P	9,024	173,000	46,191	5/11/63	300 bp — Monthly	(37,066)
CMBX NA BBB–.6 Index	BB/P	20,787	192,000	51,264	5/11/63	300 bp — Monthly	(30,365)
CMBX NA BBB–.6 Index	BB/P	23,498	193,000	51,531	5/11/63	300 bp — Monthly	(27,920)
CMBX NA BBB–.6 Index	BB/P	10,604	207,000	55,269	5/11/63	300 bp — Monthly	(44,544)
CMBX NA BBB–.6 Index	BB/P	31,126	222,000	59,274	5/11/63	300 bp — Monthly	(28,018)
CMBX NA BBB–.6 Index	BB/P	11,031	228,000	60,876	5/11/63	300 bp — Monthly	(49,712)
CMBX NA BBB–.6 Index	BB/P	11,359	229,000	61,143	5/11/63	300 bp — Monthly	(49,650)
CMBX NA BBB–.6 Index	BB/P	30,867	280,000	74,760	5/11/63	300 bp — Monthly	(43,729)
CMBX NA BBB–.6 Index	BB/P	32,901	315,000	84,105	5/11/63	300 bp — Monthly	(51,020)
CMBX NA BBB–.7 Index	BB+/P	151,525	2,050,000	407,540	1/17/47	300 bp — Monthly	(254,819)
JPMorgan Securities LLC
CMBX NA BB.10 Index	BB–/P	17,412	217,000	75,321	5/11/63	500 bp — Monthly	(57,698)
CMBX NA BB.6 Index	B/P	289,832	563,000	238,881	5/11/63	500 bp — Monthly	51,498
CMBX NA BBB– .13 Index	BBB–/P	1,835	20,000	1,236	12/16/72	300 bp — Monthly	611
CMBX NA BBB– .13 Index	BBB–/P	1,419	24,000	1,483	12/16/72	300 bp — Monthly	(50)
CMBX NA BBB– .13 Index	BBB–/P	5,507	35,000	2,163	12/16/72	300 bp — Monthly	3,365
CMBX NA BBB– .13 Index	BBB–/P	10,872	54,000	3,337	12/16/72	300 bp — Monthly	7,566
CMBX NA BBB– .13 Index	BBB–/P	16,027	88,000	5,438	12/16/72	300 bp — Monthly	10,640
CMBX NA BBB– .13 Index	BBB–/P	5,862	99,000	6,118	12/16/72	300 bp — Monthly	(199)
CMBX NA BBB– .13 Index	BBB–/P	20,014	100,000	6,180	12/16/72	300 bp — Monthly	13,893
CMBX NA BBB– .13 Index	BBB–/P	27,220	281,000	17,366	12/16/72	300 bp — Monthly	10,018
CMBX NA BBB– .13 Index	BBB–/P	37,405	396,000	24,473	12/16/72	300 bp — Monthly	13,163
CMBX NA BBB–.6 Index	BB/P	2,405,121	7,523,000	2,008,641	5/11/63	300 bp — Monthly	400,868
Merrill Lynch International
CMBX NA BB.6 Index	B/P	5,703	51,000	21,639	5/11/63	500 bp — Monthly	(15,887)
CMBX NA BBB–.6 Index	BB/P	144	2,000	534	5/11/63	300 bp — Monthly	(389)
CMBX NA BBB–.6 Index	BB/P	643	10,000	2,670	5/11/63	300 bp — Monthly	(2,021)
CMBX NA BBB–.6 Index	BB/P	2,025	23,000	6,141	5/11/63	300 bp — Monthly	(4,102)
CMBX NA BBB–.6 Index	BB/P	10,586	117,000	31,239	5/11/63	300 bp — Monthly	(20,585)
CMBX NA BBB–.6 Index	BB/P	10,221	134,000	35,778	5/11/63	300 bp — Monthly	(25,479)
CMBX NA BBB–.6 Index	BB/P	126,525	1,417,000	378,339	5/11/63	300 bp — Monthly	(250,988)

Putnam VT Diversified Income Fund 41

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	$43,245	$279,000	$21,009	5/11/63	200 bp — Monthly	$22,345
CMBX NA BB.6 Index	B/P	7,658	63,000	26,731	5/11/63	500 bp — Monthly	(19,011)
CMBX NA BB.6 Index	B/P	35,608	145,000	61,524	5/11/63	500 bp — Monthly	(25,775)
CMBX NA BB.6 Index	B/P	71,706	291,000	123,471	5/11/63	500 bp — Monthly	(51,483)
CMBX NA BB.9 Index	B+/P	$1,602	$4,000	$1,352	9/17/58	500 bp — Monthly	$254
CMBX NA BBB– .13 Index	BBB–/P	769	13,000	803	12/16/72	300 bp — Monthly	(27)
CMBX NA BBB– .13 Index	BBB–/P	1,214	13,000	803	12/16/72	300 bp — Monthly	419
CMBX NA BBB– .13 Index	BBB–/P	4,672	23,000	1,421	12/16/72	300 bp — Monthly	3,264
CMBX NA BBB– .13 Index	BBB–/P	5,559	34,000	2,101	12/16/72	300 bp — Monthly	3,478
CMBX NA BBB– .13 Index	BBB–/P	6,451	41,000	2,534	12/16/72	300 bp — Monthly	3,942
CMBX NA BBB– .13 Index	BBB–/P	4,042	44,000	2,719	12/16/72	300 bp — Monthly	1,348
CMBX NA BBB– .13 Index	BBB–/P	9,588	51,000	3,152	12/16/72	300 bp — Monthly	6,466
CMBX NA BBB– .13 Index	BBB–/P	3,112	56,000	3,461	12/16/72	300 bp — Monthly	(317)
CMBX NA BBB– .13 Index	BBB–/P	9,921	63,000	3,893	12/16/72	300 bp — Monthly	6,064
CMBX NA BBB– .13 Index	BBB–/P	19,194	210,000	12,978	12/16/72	300 bp — Monthly	6,339
CMBX NA BBB– .13 Index	BBB–/P	57,326	291,000	17,984	12/16/72	300 bp — Monthly	39,512
CMBX NA BBB–.6 Index	BB/P	7,485	114,000	30,438	5/11/63	300 bp — Monthly	(22,887)
CMBX NA BBB–.6 Index	BB/P	7,592	115,000	30,705	5/11/63	300 bp — Monthly	(23,046)
CMBX NA BBB–.6 Index	BB/P	120,750	350,000	93,450	5/11/63	300 bp — Monthly	27,504
CMBX NA BBB–.6 Index	BB/P	519,928	7,848,000	2,095,416	5/11/63	300 bp — Monthly	(1,570,913)
Upfront premium received		6,467,179	Unrealized appreciation				841,532
Upfront premium (paid)		—	Unrealized (depreciation)				(6,513,447)
Total		$6,467,179	Total				$(5,671,915)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(10,541)	$101,000	$35,057	11/17/59	(500 bp) — Monthly	$24,418
CMBX NA BB.10 Index	(9,210)	84,000	29,156	11/17/59	(500 bp) — Monthly	19,864
CMBX NA BB.11 Index	(39,386)	304,000	71,318	11/18/54	(500 bp) — Monthly	31,637
CMBX NA BB.11 Index	(9,803)	104,000	24,398	11/18/54	(500 bp) — Monthly	14,494
CMBX NA BB.11 Index	(3,316)	65,000	15,249	11/18/54	(500 bp) — Monthly	11,870
CMBX NA BB.11 Index	(2,075)	40,000	9,384	11/18/54	(500 bp) — Monthly	7,270
CMBX NA BB.12 Index	(6,525)	20,000	4,216	8/17/61	(500 bp) — Monthly	(2,328)
CMBX NA BB.8 Index	(6,208)	50,000	19,870	10/17/57	(500 bp) — Monthly	13,613
CMBX NA BB.9 Index	(70,706)	685,000	231,530	9/17/58	(500 bp) — Monthly	160,158
CMBX NA BB.9 Index	(13,872)	215,000	72,670	9/17/58	(500 bp) — Monthly	58,589
CMBX NA BB.9 Index	(6,129)	95,000	32,110	9/17/58	(500 bp) — Monthly	25,888
CMBX NA BB.9 Index	(2,630)	67,000	22,646	9/17/58	(500 bp) — Monthly	19,951
CMBX NA BB.9 Index	(1,668)	46,000	15,548	9/17/58	(500 bp) — Monthly	13,836
CMBX NA BB.9 Index	(1,854)	46,000	15,548	9/17/58	(500 bp) — Monthly	13,649
CMBX NA BBB– .10 Index	(126,890)	738,000	91,217	11/17/59	(300 bp) — Monthly	(36,103)
CMBX NA BBB– .10 Index	(28,552)	123,000	15,203	11/17/59	(300 bp) — Monthly	(13,421)
CMBX NA BBB– .10 Index	(21,710)	91,000	11,248	11/17/59	(300 bp) — Monthly	(10,516)
CMBX NA BBB– .10 Index	(12,443)	57,000	7,045	11/17/59	(300 bp) — Monthly	(5,431)
CMBX NA BBB– .10 Index	(11,535)	53,000	6,551	11/17/59	(300 bp) — Monthly	(5,015)
CMBX NA BBB– .10 Index	(10,089)	41,000	5,068	11/17/59	(300 bp) — Monthly	(5,045)

42 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB– .12 Index	$(5,913)	$29,000	$2,291	8/17/61	(300 bp) — Monthly	$(3,639)
CMBX NA BBB– .12 Index	(2,243)	11,000	869	8/17/61	(300 bp) — Monthly	(1,380)
CMBX NA BBB–.10 Index	(40,220)	135,000	16,686	11/17/59	(300 bp) — Monthly	(23,612)
CMBX NA BBB–.11 Index	(50,251)	157,000	11,963	11/18/54	(300 bp) — Monthly	(38,379)
CMBX NA BBB–.11 Index	(23,947)	73,000	5,563	11/18/54	(300 bp) — Monthly	(18,427)
CMBX NA BBB–.11 Index	(23,199)	71,000	5,410	11/18/54	(300 bp) — Monthly	(17,830)
CMBX NA BBB–.11 Index	(1,962)	6,000	457	11/18/54	(300 bp) — Monthly	(1,508)
CMBX NA BBB–.12 Index	(62,485)	187,000	14,773	8/17/61	(300 bp) — Monthly	(47,821)
CMBX NA BBB–.12 Index	(54,225)	156,000	12,324	8/17/61	(300 bp) — Monthly	(41,992)
CMBX NA BBB–.12 Index	(46,399)	132,000	10,428	8/17/61	(300 bp) — Monthly	(36,048)
CMBX NA BBB–.12 Index	(36,742)	110,000	8,690	8/17/61	(300 bp) — Monthly	(28,116)
CMBX NA BBB–.12 Index	(37,708)	107,000	8,453	8/17/61	(300 bp) — Monthly	(29,318)
CMBX NA BBB–.12 Index	(34,163)	100,000	7,900	8/17/61	(300 bp) — Monthly	(26,321)
CMBX NA BBB–.9 Index	(18,218)	77,000	9,155	9/17/58	(300 bp) — Monthly	(9,107)
Credit Suisse International
CMBX NA BB.10 Index	(24,973)	210,000	72,891	11/17/59	(500 bp) — Monthly	47,714
CMBX NA BB.10 Index	(28,019)	210,000	72,891	11/17/59	(500 bp) — Monthly	44,668
CMBX NA BB.10 Index	(13,797)	111,000	38,528	11/17/59	(500 bp) — Monthly	24,623
CMBX NA BB.7 Index	(9,602)	544,000	230,819	5/11/63	(500 bp) — Monthly	220,688
CMBX NA BB.7 Index	(46,385)	282,000	109,698	1/17/47	(500 bp) — Monthly	63,039
CMBX NA BB.7 Index	(25,825)	140,000	54,460	1/17/47	(500 bp) — Monthly	28,499
CMBX NA BB.9 Index	(77,792)	776,000	262,288	9/17/58	(500 bp) — Monthly	183,742
Goldman Sachs International
CMBX NA BB.6 Index	(29,155)	285,000	120,926	5/11/63	(500 bp) — Monthly	91,493
CMBX NA BB.7 Index	(27,088)	179,000	69,631	1/17/47	(500 bp) — Monthly	42,369
CMBX NA BB.12 Index	(16,111)	44,000	9,275	8/17/61	(500 bp) — Monthly	(6,878)
CMBX NA BB.6 Index	(36,089)	247,000	104,802	5/11/63	(500 bp) — Monthly	68,473
CMBX NA BB.7 Index	(38,548)	228,000	88,692	1/17/47	(500 bp) — Monthly	49,922
CMBX NA BB.7 Index	(35,390)	216,000	84,024	1/17/47	(500 bp) — Monthly	48,424
CMBX NA BB.7 Index	(26,396)	130,000	50,570	1/17/47	(500 bp) — Monthly	24,047
CMBX NA BB.7 Index	(6,572)	36,000	14,004	1/17/47	(500 bp) — Monthly	7,397
CMBX NA BB.8 Index	(1,813)	16,000	6,358	10/17/57	(500 bp) — Monthly	4,530
CMBX NA BB.9 Index	(2,097)	54,000	18,252	9/17/58	(500 bp) — Monthly	16,102
CMBX NA BB.9 Index	(3,025)	19,000	6,422	9/17/58	(500 bp) — Monthly	3,379
CMBX NA BB.9 Index	(1,438)	9,000	3,042	9/17/58	(500 bp) — Monthly	1,596
CMBX NA BB.9 Index	(1,264)	8,000	2,704	9/17/58	(500 bp) — Monthly	1,432
CMBX NA BBB– .10 Index	(4,812)	22,000	2,719	11/17/59	(300 bp) — Monthly	(2,106)
CMBX NA BBB– .12 Index	(4,289)	22,000	1,738	8/17/61	(300 bp) — Monthly	(2,564)
CMBX NA BBB–.12 Index	(38,838)	115,000	9,085	8/17/61	(300 bp) — Monthly	(29,820)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(243,788)	447,000	104,866	11/18/54	(500 bp) — Monthly	(139,356)
CMBX NA BB.12 Index	(134,558)	245,000	51,646	8/17/61	(500 bp) — Monthly	(83,150)
CMBX NA BB.17 Index	(201,248)	411,000	159,879	1/17/47	(500 bp) — Monthly	(41,769)
CMBX NA BB.8 Index	(27,259)	55,000	21,857	10/17/57	(500 bp) — Monthly	(5,456)
CMBX NA BB.9 Index	(14,826)	30,000	10,140	9/17/58	(500 bp) — Monthly	(4,715)
CMBX NA BBB– .10 Index	(8,576)	52,000	6,427	11/17/59	(300 bp) — Monthly	(2,179)
CMBX NA BBB–.10 Index	(18,029)	64,000	7,910	11/17/59	(300 bp) — Monthly	(10,156)
CMBX NA BBB–.10 Index	(13,109)	44,000	5,438	11/17/59	(300 bp) — Monthly	(7,696)
CMBX NA BBB–.11 Index	(27,973)	89,000	6,782	11/18/54	(300 bp) — Monthly	(21,243)
CMBX NA BBB–.11 Index	(28,047)	87,000	6,629	11/18/54	(300 bp) — Monthly	(21,469)
CMBX NA BBB–.11 Index	(21,058)	67,000	5,105	11/18/54	(300 bp) — Monthly	(15,992)
CMBX NA BBB–.11 Index	(4,708)	15,000	1,143	11/18/54	(300 bp) — Monthly	(3,574)
CMBX NA BBB–.7 Index	(499,810)	2,129,000	423,245	1/17/47	(300 bp) — Monthly	(77,807)

Putnam VT Diversified Income Fund 43

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.10 Index	$(11,494)	$202,000	$70,114	11/17/59	(500 bp) — Monthly	$58,424
CMBX NA BB.11 Index	(73,641)	149,000	34,955	11/18/54	(500 bp) — Monthly	(38,831)
CMBX NA BB.9 Index	(15,037)	386,000	130,468	9/17/58	(500 bp) — Monthly	115,055
CMBX NA BBB– .10 Index	(11,267)	52,000	6,427	11/17/59	(300 bp) — Monthly	(4,870)
CMBX NA BBB–.7 Index	(20,241)	247,000	49,104	1/17/47	(300 bp) — Monthly	28,718
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(5,502)	54,000	10,735	1/17/47	(300 bp) — Monthly	5,202
CMBX NA BB.10 Index	(10,593)	101,000	35,057	11/17/59	(500 bp) — Monthly	24,366
CMBX NA BB.11 Index	(2,478)	26,000	6,100	11/18/54	(500 bp) — Monthly	3,597
CMBX NA BB.12 Index	(6,021)	114,000	24,031	8/17/61	(500 bp) — Monthly	17,900
CMBX NA BB.12 Index	(6,864)	96,000	20,237	8/17/61	(500 bp) — Monthly	13,280
CMBX NA BB.12 Index	(4,892)	67,000	14,124	8/17/61	(500 bp) — Monthly	9,166
CMBX NA BB.12 Index	(34,200)	57,000	12,016	8/17/61	(500 bp) — Monthly	(22,240)
CMBX NA BB.12 Index	(3,175)	45,000	9,486	8/17/61	(500 bp) — Monthly	6,268
CMBX NA BB.12 Index	(1,797)	22,000	4,638	9/17/58	(500 bp) — Monthly	2,819
CMBX NA BB.7 Index	(32,981)	164,000	63,796	1/17/47	(500 bp) — Monthly	30,655
CMBX NA BB.7 Index	(13,305)	69,000	26,841	1/17/47	(500 bp) — Monthly	13,469
CMBX NA BB.7 Index	(404)	2,000	778	1/17/47	(500 bp) — Monthly	372
CMBX NA BB.8 Index	(16,314)	33,000	13,114	10/17/57	(500 bp) — Monthly	(3,232)
CMBX NA BB.9 Index	(4,057)	115,000	38,870	9/17/58	(500 bp) — Monthly	34,701
CMBX NA BB.9 Index	(1,916)	49,000	16,562	9/17/58	(500 bp) — Monthly	14,599
CMBX NA BB.9 Index	(2,565)	17,000	5,746	9/17/58	(500 bp) — Monthly	3,164
CMBX NA BB.9 Index	(694)	14,000	4,732	9/17/58	(500 bp) — Monthly	4,024
CMBX NA BB.9 Index	(1,641)	12,000	4,056	9/17/58	(500 bp) — Monthly	2,404
CMBX NA BB.9 Index	(1,464)	11,000	3,718	9/17/58	(500 bp) — Monthly	2,243
CMBX NA BB.9 Index	(1,223)	9,000	3,042	9/17/58	(500 bp) — Monthly	1,811
CMBX NA BB.9 Index	(908)	6,000	2,028	9/17/58	(500 bp) — Monthly	1,114
CMBX NA BB.9 Index	(908)	6,000	2,028	9/17/58	(500 bp) — Monthly	1,114
CMBX NA BBB– .10 Index	(35,401)	210,000	25,956	11/17/59	(300 bp) — Monthly	(9,568)
CMBX NA BBB– .10 Index	(15,610)	66,000	8,158	11/17/59	(300 bp) — Monthly	(7,491)
CMBX NA BBB– .10 Index	(13,896)	57,000	7,045	11/17/59	(300 bp) — Monthly	(6,884)
CMBX NA BBB– .10 Index	(7,117)	31,000	3,832	11/17/59	(300 bp) — Monthly	(3,304)
CMBX NA BBB– .10 Index	(6,112)	28,000	3,461	11/17/59	(300 bp) — Monthly	(2,668)
CMBX NA BBB– .10 Index	(3,252)	15,000	1,854	11/17/59	(300 bp) — Monthly	(1,407)
CMBX NA BBB– .10 Index	(3,027)	14,000	1,730	11/17/59	(300 bp) — Monthly	(1,305)
CMBX NA BBB–.11 Index	(30,700)	97,000	7,391	11/18/54	(300 bp) — Monthly	(23,365)
CMBX NA BBB–.11 Index	(20,911)	67,000	5,105	11/18/54	(300 bp) — Monthly	(15,844)
CMBX NA BBB–.11 Index	(1,889)	12,000	914	11/18/54	(300 bp) — Monthly	(981)
CMBX NA BBB–.11 Index	(320)	1,000	76	11/18/54	(300 bp) — Monthly	(244)
CMBX NA BBB–.7 Index	(5,011)	79,000	15,705	1/17/47	(300 bp) — Monthly	10,647
Upfront premium received	—		Unrealized appreciation			1,792,486
Upfront premium (paid)	(3,003,952)		Unrealized (depreciation)			(1,019,521)
Total	$(3,003,952)		Total			$772,965

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

44 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$435	$—	$—
Consumer cyclicals	87,065	5,536	—
Energy	11,600	93	250
Health care	1,896	—	—
Utilities and power	—	10,369	—
Total common stocks	100,996	15,998	250
Asset-backed securities	—	3,227,459	—
Convertible bonds and notes	—	14,908,178	—
Corporate bonds and notes	—	33,540,321	179
Foreign government and agency bonds and notes	—	22,933,014	—
Mortgage-backed securities	—	68,251,730	—
Preferred stocks	—	188,809	—
Purchased options outstanding	—	1,395,868	—
Purchased swap options outstanding	—	6,608,020	—
Senior loans	—	3,846,314	—
U.S. government and agency mortgage obligations	—	139,501,445	—
U.S. treasury obligations	—	161,149	—
Short-term investments	31,517,766	10,999,264	—
Totals by level	$31,618,762	$305,577,569	$429

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$154,097	$—
Futures contracts	(68,500)	—	—
Written options outstanding	—	(466,047)	—
Written swap options outstanding	—	(7,831,748)	—
Forward premium swap option contracts	—	1,103,654	—
TBA sale commitments	—	(54,935,939)	—
Interest rate swap contracts	—	(894,705)	—
Total return swap contracts	—	(1,925,971)	—
Credit default contracts	—	(8,362,177)	—
Totals by level	$(68,500)	$(73,158,836)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Statement of assets and liabilities
12/31/20

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $307,895,092)	$305,848,994
Affiliated issuers (identified cost $31,347,766) (Note 5)	31,347,766
Cash	18,815
Foreign currency (cost $136,053) (Note 1)	135,157
Interest and other receivables	1,763,151
Receivable for shares of the fund sold	27,457
Receivable for investments sold	468,014
Receivable for sales of TBA securities (Note 1)	44,590,611
Receivable for variation margin on futures contracts (Note 1)	5,215
Receivable for variation margin on centrally cleared swap contracts (Note 1)	446,506
Unrealized appreciation on forward currency contracts (Note 1)	1,768,604
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,293,636
Unrealized appreciation on OTC swap contracts (Note 1)	2,780,234
Premium paid on OTC swap contracts (Note 1)	3,006,027
Total assets	396,500,187

Liabilities
Payable for investments purchased	1,140,796
Payable for purchases of TBA securities (Note 1)	128,168,283
Payable for shares of the fund repurchased	195,448
Payable for compensation of Manager (Note 2)	82,952
Payable for custodian fees (Note 2)	104,142
Payable for investor servicing fees (Note 2)	21,357
Payable for Trustee compensation and expenses (Note 2)	123,638
Payable for administrative services (Note 2)	2,055
Payable for distribution fees (Note 2)	26,476
Payable for variation margin on futures contracts (Note 1)	17,155
Payable for variation margin on centrally cleared swap contracts (Note 1)	353,469
Unrealized depreciation on forward currency contracts (Note 1)	1,614,507
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,189,982
Written options outstanding, at value (premiums $7,528,209) (Note 1)	8,297,795
TBA sale commitments, at value (proceeds receivable $54,767,149) (Note 1)	54,935,939
Unrealized depreciation on OTC swap contracts (Note 1)	7,578,687
Premium received on OTC swap contracts (Note 1)	6,467,179
Collateral on certain derivative contracts, at value (Notes 1 and 9)	541,866
Other accrued expenses	169,296
Total liabilities	213,031,022

Net assets	$183,469,165

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$246,404,476
Total distributable earnings (Note 1)	(62,935,311)
Total — Representing net assets applicable to capital shares outstanding	$183,469,165

Computation of net asset value Class IA
Net assets	$58,535,968
Number of shares outstanding	10,280,736
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.69

Computation of net asset value Class IB
Net assets	$124,933,197
Number of shares outstanding	21,878,952
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.71

The accompanying notes are an integral part of these financial statements.

46 Putnam VT Diversified Income Fund

Statement of operations
Year ended 12/31/20

Investment income
Interest (including interest income of $222,740 from investments in affiliated issuers) (Note 5)	$9,052,563
Dividends	12,186
Total investment income	9,064,749

Expenses
Compensation of Manager (Note 2)	1,005,904
Investor servicing fees (Note 2)	130,992
Custodian fees (Note 2)	113,217
Trustee compensation and expenses (Note 2)	8,929
Distribution fees (Note 2)	320,576
Administrative services (Note 2)	5,288
Auditing and tax fees	134,612
Other	86,826
Total expenses	1,806,344

Expense reduction (Note 2)	(1,819)
Net expenses	1,804,525

Net investment income	7,260,224

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	7,218,926
Net increase from payments by affiliates (Note 2)	4,863
Foreign currency transactions (Note 1)	42,757
Forward currency contracts (Note 1)	(693,909)
Futures contracts (Note 1)	(43,410)
Swap contracts (Note 1)	(8,946,539)
Written options (Note 1)	4,836,311
Total net realized gain	2,418,999
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(1,872,437)
Assets and liabilities in foreign currencies	(6,081)
Forward currency contracts	213,525
Futures contracts	(51,267)
Swap contracts	(9,651,741)
Written options	(1,314,318)
Total change in net unrealized depreciation	(12,682,319)

Net loss on investments	(10,263,320)

Net decrease in net assets resulting from operations	$(3,003,096)

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 47

Statement of changes in net assets

	Year ended	Year ended
	12/31/20	12/31/19
Increase (decrease) in net assets
Operations:
Net investment income	$7,260,224	$8,868,425
Net realized gain on investments and foreign currency transactions	2,418,999	23,724
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(12,682,319)	12,888,540
Net increase (decrease) in net assets resulting from operations	(3,003,096)	21,780,689
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,703,731)	(2,368,140)
Class IB	(9,864,028)	(4,410,819)
Increase (decrease) from capital share transactions (Note 4)	(9,612,440)	102,566
Total increase (decrease) in net assets	(27,183,295)	15,104,296
Net assets:
Beginning of year	210,652,460	195,548,164
End of year	$183,469,165	$210,652,460

The accompanying notes are an integral part of these financial statements.

48 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/20	$6.26	.22	(.33)[f]	(.11)	(.46)	(.46)	$5.69	(.76)[f]	$58,536.79		4.06	1,184
12/31/19	5.82	.27	.39	.66	(.22)	(.22)	6.26	11.56	66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79[g]	5.89[g]	846
Class IB
12/31/20	$6.27	.21	(.32)[f]	(.11)	(.45)	(.45)	$5.71	(.90)[f]	$124,933	1.04	3.80	1,184
12/31/19	5.83	.26	.38	.64	(.20)	(.20)	6.27	11.23	144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[g]	5.63[g]	846

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 49

Notes to financial statements 12/31/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through December 31, 2020.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate-to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

50 Putnam VT Diversified Income Fund

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of

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loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

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With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $7,932,210 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $7,960,312 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$31,354,169	$14,052,908	$45,407,077

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from realized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities, from real estate mortgage investment conduits and from an ISDA Fix Anti-Trust Settlement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,012,253 to increase undistributed net investment income, $690 to increase paid-in capital and $1,012,943 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$24,050,250
Unrealized depreciation	(41,785,067)
Net unrealized depreciation	(17,734,817)
Undistributed ordinary income	988,874
Capital loss carryforward	(45,407,077)
Cost for federal income tax purposes	$281,702,001

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 44.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.538% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

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Putnam Management voluntarily reimbursed the fund $4,863 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$41,202
Class IB	89,790
Total	$130,992

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,819 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $125, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$2,586,753,846	$2,599,662,568
U.S. government securities
(Long-term)	—	—
Total	$2,586,753,846	$2,599,662,568

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/20		Year ended 12/31/19		Year ended 12/31/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	199,839	$1,134,515	378,454	$2,290,023	4,045,680	$22,379,970	3,825,044	$23,066,484
Shares issued in connection with
reinvestment of distributions	935,135	4,703,731	405,503	2,368,140	1,949,413	9,864,028	751,417	4,410,819
	1,134,974	5,838,246	783,957	4,658,163	5,995,093	32,243,998	4,576,461	27,477,303
Shares repurchased	(1,397,116)	(7,797,250)	(1,413,212)	(8,521,842)	(7,169,392)	(39,897,434)	(3,900,222)	(23,511,058)
Net increase (decrease)	(262,142)	$(1,959,004)	(629,255)	$(3,863,679)	(1,174,299)	$(7,653,436)	676,239	$3,966,245

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/19	Purchase cost	Sale proceeds	Investment income	12/31/20
Short-term investments
Putnam Short Term Investment Fund*	$37,952,196	$77,074,309	$83,678,739	$222,740	$31,347,766
Total Short-term investments	$37,952,196	$77,074,309	$83,678,739	$222,740	$31,347,766

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

54 Putnam VT Diversified Income Fund

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$126,100,000
Purchased currency option contracts (contract amount)	$57,300,000
Purchased swap option contracts (contract amount)	$491,300,000
Written TBA commitment option contracts (contract amount)	$128,800,000
Written currency option contracts (contract amount)	$50,300,000
Written swap option contracts (contract amount)	$353,800,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$160,800,000
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$802,500,000
OTC total return swap contracts (notional)	$27,300,000
Centrally cleared total return swap contracts (notional)	$121,100,000
OTC credit default contracts (notional)	$62,700,000

*For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

Putnam VT Diversified Income Fund 55

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$3,893,475	Payables	$12,143,749
	Investments,
Foreign exchange contracts	Receivables	2,650,351	Payables	1,864,236
	Investments, Receivables,
	Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	18,424,725*	Unrealized depreciation	21,248,075*
Total		$24,968,551		$35,256,060

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$688,067	$688,067
Foreign exchange contracts	225,908	—	(693,909)	—	$(468,001)
Interest rate contracts	12,479,021	(43,410)	—	(9,634,606)	$2,801,005
Total	$12,704,929	$(43,410)	$(693,909)	$(8,946,539)	$3,021,071

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(6,938,087)	$(6,938,087)
Foreign exchange contracts	551,593	—	213,525	—	$765,118
Interest rate contracts	2,192,024	(51,267)	—	(2,713,654)	$(572,897)
Total	$2,743,617	$(51,267)	$213,525	$(9,651,741)	$(6,745,866)

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Putnam VT Diversified Income Fund 57

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$418,755	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$418,755
OTC Total return
swap contracts*#	—	16,322	—	2,400	—	733	—	3,307	—	116,722	6,732	—	—	—	—	—	—	—	146,216
Centrally cleared total return
swap contracts§	—	—	27,751	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	27,751
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	846,697	839,366	—	590,721	—	—	808,427	290,176	401,530	—	—	—	—	—	3,776,917
Futures contracts§	—	—	—	—	—	—	—	—	—	—	5,215	—	—	—	—	—	—	—	5,215
Forward currency contracts#	15,583	53,205	—	106,885	—	79,564	—	326,939	193,022	130,104	—	—	338,581	181,693	16,422	73,479	251,576	1,551	1,768,604
Forward premium swap
option contracts #	1,449,842	87,116	—	223,942	—	—	—	143,351	—	1,398,408	—	—	611,924	—	—	—	379,053	—	4,293,636
Purchased swap options**#	147,142	88,905	—	617,216	—	—	—	368,397	—	1,785,269	—	—	3,346,568	—	—	78,352	176,171	—	6,608,020
Purchased options**#	—	—	—	—	—	56,827	—	297,874	268,698	652,283	—	—	54,055	—	—	—	66,131	—	1,395,868
Total Assets	$1,612,567	$245,548	$446,506	$950,443	$846,697	$976,490	$—	$1,730,589	$461,720	$4,082,786	$820,374	$290,176	$4,752,658	$181,693	$16,422	$151,831	$872,931	$1,551	$18,440,982
Liabilities:
Centrally cleared interest rate
swap contracts§	$—	$—	$290,791	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$290,791
OTC Total return
swap contracts*#	—	16,120	—	—	—	5,322	898	13,131	—	2,541	977	—	4,655	—	—	—	—	—	43,644
Centrally cleared total return
swap contracts§	—	—	62,678	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	62,678
OTC Credit default contracts —
protection sold*#	257,091	—	—	—	2,375,669	2,211,201	—	1,905,038	—	—	2,384,851	475,298	2,529,946	—	—	—	—	—	12,139,094
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	17,155	—	—	—	—	—	—	—	17,155
Forward currency contracts#	129,990	41,649	—	179,021	—	40,158	—	140,663	135,024	132,239	—	—	2,597	94,513	280,841	82,627	286,880	68,305	1,614,507
Forward premium swap
option contracts#	910,930	48,536	—	238,518	—	—	—	120,800	—	861,291	—	—	553,267	—	—	—	456,640	—	3,189,982
Written swap options#	117,182	50,803	—	884,186	—	—	—	284,928	—	3,219,416	—	—	2,808,941	—	—	131,849	334,443	—	7,831,748
Written options#	—	—	—	—	—	—	—	104,962	63,241	282,706	—	—	15,138	—	—	—	—	—	466,047
Total Liabilities	$1,415,193	$157,108	$353,469	$1,301,725	$2,375,669	$2,256,681	$898	$2,569,522	$198,265	$4,498,193	$2,402,983	$475,298	$5,914,544	$94,513	$280,841	$214,476	$1,077,963	$68,305	$25,655,646
Total Financial and Derivative
Net Assets	$197,374	$88,440	$93,037	$(351,282)	$(1,528,972)	$(1,280,191)	$(898)	$(838,933)	$263,455	$(415,407)	$(1,582,609)	$(185,122)	$(1,161,886)	$87,180	$(264,419)	$(62,645)	$(205,032)	$(66,754)	$(7,214,664)
Total collateral received
(pledged)†##	$197,374	$88,440	$—	$(311,981)	$(1,498,871)	$(1,271,843)	$—	$(768,949)	$170,000	$(415,407)	$(1,582,609)	$(185,122)	$(1,161,886)	$—	$(242,962)	$(62,645)	$(171,990)	$—
Net amount	$—	$—	$93,037	$(39,301)	$(30,101)	$(8,348)	$(898)	$(69,984)	$93,455	$—	$—	$—	$—	$87,180	$(21,457)	$—	$(33,042)	$(66,754)
Controlled collateral received
(including TBA commitments)**	$210,717	$161,149	$—	$—	$—	$—	$—	$—	$170,000	$—	$—	$—	$—	$—	$—	$—	$—	$—	$541,866
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(311,981)	$(1,498,871)	$(1,271,843)	$—	$(768,949)	$—	$(502,956)	$(1,591,898)	$(251,975)	$(1,245,890)	$—	$(242,962)	$(100,997)	$(171,990)	$—	$(7,960,312)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $309,955 and $2,346,764, respectively.

58 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 59

Note 10 — New accounting pronouncements

In March 2020, FASB issued ASU 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

60 Putnam VT Diversified Income Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Texas American Resources Company II, a private, independent oil and gas exploration and production company; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Putnam VT Diversified Income Fund 61

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2020, there were 97 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President and Chief Legal Officer	Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk, and
Since 2011	Since 2010	Assistant Treasurer
General Counsel, Putnam Investments, Putnam		Since 2004
Management, and Putnam Retail Management	Jonathan S. Horwitz (Born 1955)
	Executive Vice President, Principal Executive	Janet C. Smith (Born 1965)
James F. Clark (Born 1974)	Officer, and Compliance Liaison	Vice President, Principal Financial
Vice President and Chief Compliance Officer	Since 2004	Officer, Principal Accounting Officer, and
Since 2016		Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Richard T. Kircher (Born 1962)	Since 2007
Putnam Investments and Chief Compliance	Vice President and BSA Compliance Officer	Head of Fund Administration Services, Putnam
Officer, Putnam Management	Since 2019	Investments and Putnam Management
Assistant Director, Operational Compliance,
Nancy E. Florek (Born 1957)	Putnam Investments and Putnam	Mark C. Trenchard (Born 1962)
Vice President, Director of Proxy Voting and	Retail Management	Vice President
Corporate Governance, Assistant Clerk, and		Since 2002
Assistant Treasurer	Susan G. Malloy (Born 1957)	Director of Operational Compliance, Putnam
Since 2000	Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

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64 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 65

This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	VTAN028 324343 2/21

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2020	$121,559	$ —	$10,464	$ —
December 31, 2019	$142,879	$ —	$13,661	$ —

For the fiscal years ended December 31, 2020 and December 31, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $624,158 and $171,336 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2020	$ —	$613,694	$ —	$ —
December 31, 2019	$ —	$157,575	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 26, 2021